United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/15

Date of Reporting Period: Six months ended 06/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2015
Share Class
Primary
Service

Federated Managed Tail Risk Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2015 through June 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2015, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Securities Sold Short	(3.4)%
Derivative Contracts—Short (notional value)[2]	(3.6)%
Domestic Equity Securities	40.3%
International Equity Securities	23.6%
Domestic Fixed-Income Securities	5.8%
U.S. Treasury Securities	5.2%
Trade Finance Agreements	5.0%
U.S. Government Agency Mortgage-Backed Securities	2.2%
International Fixed-Income Securities	1.2%
Non-Agency Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Foreign Governments/Agencies	0.3%
Floating Rate Loan	0.2%
Adjustment for Derivative Contracts (notional value)[2]	3.6%
Derivative Contracts[3]	0.1%
Other Security Types[4]	5.2%
Cash Equivalents[5]	9.7%
Other Assets and Liabilities—Net[6]	3.9%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents the notional value of S&P 500 futures contracts held by the Federated Prudent Bear Fund and Federated Absolute Return Fund.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of exchange-traded funds, purchased swaptions and purchased options.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2015 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANIES—84.1%[1]
17,764		Emerging Markets Fixed Income Core Fund	$626,029
1,757,012		Federated Absolute Return Fund, Institutional Shares	18,431,051
41,861		Federated Bank Loan Core Fund	423,635
902,462		Federated Clover Small Value Fund, Institutional Shares	22,678,881
190,763		Federated Emerging Markets Equity Fund, Institutional Shares	1,783,635
1,212,666		Federated Equity Income Fund, Inc., Institutional Shares	28,655,307
304,258		Federated InterContinental Fund, Institutional Shares	15,532,369
1,212,038		Federated Intermediate Corporate Bond Fund, Institutional Shares	11,393,160
373,891		Federated International Leaders Fund, Class R6 Shares	12,865,603
3,231,938		Federated International Strategic Value Dividend Fund, Institutional Shares	12,346,005
1,161,633		Federated Kaufmann Large Cap Fund, Class R6 Shares	22,953,870
614,999		Federated Mortgage Core Portfolio	6,076,192
1,354,931		Federated Project and Trade Finance Core Fund	12,695,702
4,273,546		Federated Prudent Bear Fund, Institutional Shares	9,145,388
2,056,921		Federated Strategic Value Dividend Fund, Institutional Shares	11,930,144
962		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,607
401,334		High Yield Bond Portfolio	2,536,432
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $197,674,362)	190,084,010
		CORPORATE BONDS—0.7%
$25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	25,818
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	60,955
150,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	150,990
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	57,230
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	75,234
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	96,611
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,090
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	48,318
100,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	97,857
100,000		Canadian Natural Resources Ltd., 3.900%, 2/01/2025	98,697
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	21,893
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,164
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	52,812
50,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 3/15/2025	47,246
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	40,697
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	51,202
50,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	49,653
40,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 8/01/2044	38,657
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/01/2025	67,797
15,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	15,543
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	25,173
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,087
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	97,012
25,000		Textron Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	25,973
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	24,593
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	137,188
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	24,490
90,000		Williams Partners LP, 4.900%, 1/15/2045	77,241
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
$10,000		Williams Partners LP, 5.100%, 9/15/2045	$8,837
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	56,482
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,593,594)	1,674,540
		ASSET-BACKED SECURITIES—0.2%
150,000		American Express Credit Account Master Trust 2014-1, A, 0.543%, 12/15/2021	149,911
125,000		Capital One Multi Asset Execution Trust 2014-A4, A4, 0.526%, 06/15/2022	125,065
150,000	[2,3]	Penarth Master Issuer 2015-1A, A1, 0.580%, 03/18/2019	149,873
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $425,000)	424,849
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.1%
50,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	49,754
105,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	107,355
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $159,647)	157,109
		EXCHANGE-TRADED FUNDS—4.9%
88,430		iShares Dow Jones U.S. Real Estate Index Fund	6,305,059
261,558	[4]	PowerShares DB Commodity Index Tracking Fund	4,708,044
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $13,072,044)	11,013,103
		U.S. TREASURY—4.1%
228,062		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	206,430
739,312		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.375%, 2/15/2044	782,840
1,547,127		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.750%, 1/15/2028	1,746,924
297,660		U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	291,475
984,536		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	999,890
877,696		U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 7/15/2018	929,646
1,640,248		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	1,753,592
732,332		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	713,280
1,273,322		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	1,278,694
504,830		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	510,742
1,000		United States Treasury Bond, 3.000%, 11/15/2044	973
40,000		United States Treasury Bond, 3.000%, 5/15/2045	39,022
50,000		United States Treasury Note, 1.375%, 3/31/2020	49,471
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,419,691)	9,302,979
		PURCHASED PUT OPTION—0.2%
275,000	[4]	SPDR S&P 500 ETF Trust, Strike Price $220, Expiration Date,12/19/2015 (IDENTIFIED COST $799,228)	556,875
		REPURCHASE AGREEMENT—5.7%
12,976,000		Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416. (AT COST)	12,976,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $236,119,566)[5]	226,189,465
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(88,924)
		TOTAL NET ASSETS—100%	$226,100,541
Semi-Annual Shareholder Report
3

At June 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Ultra Bond Long Futures	13	$2,002,813	September 2015	$(40,959)
[4]United States Treasury Notes 2-Year Long Futures	35	$7,662,813	September 2015	$4,515
[4]United States Treasury Notes 5-Year Long Futures	1	$119,258	September 2015	$177
[4]United States Long Bond Short Futures	1	$150,844	September 2015	$(440)
[4]United States Treasury Notes 10-Year Short Futures	37	$4,668,359	September 2015	$14,573
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(22,134)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $241,342, which represented 0.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $241,342, which represented 0.1% of total net assets.
4	Non-income-producing security.
5	The cost of investments for federal tax purposes amounts to $236,209,590.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
4

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$167,726,020	$22,357,990	$—	$190,084,010
Debt Securities:
Corporate Bonds	—	1,674,540	—	1,674,540
Asset-Backed Securities	—	424,849	—	424,849
Commercial Mortgage-Backed Securities		157,109		157,109
U.S. Treasury	—	9,302,979	—	9,302,979
Purchased Put Options	556,875	—	—	556,875
Exchange-Traded Funds	11,013,103	—	—	11,013,103
Repurchase Agreement	—	12,976,000	—	12,976,000
TOTAL SECURITIES	$179,295,998	$46,893,467	$—	$226,189,465
OTHER FINANCIAL INSTRUMENTS[2]	$(22,134)	$—	$—	$(22,134)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available, and with respect to Federated Project and Trade Finance Core Fund due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
TIPS	—Treasury Inflation-Protected Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$5.55	$7.06	$6.25	$6.02	$6.40	$5.72
Income From Investment Operations:
Net investment income	0.04	0.08[1]	0.11[1]	0.07	0.04	0.04
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.04)	(0.13)	0.91	0.54	(0.38)	0.70
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]	(0.05)	1.02	0.61	(0.34)	0.74
Less Distributions:
Distributions from net investment income	(0.09)	(0.12)	(0.07)	(0.03)	(0.04)	(0.06)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.01)	(1.34)	(0.14)	(0.35)	—	—
TOTAL DISTRIBUTIONS	(0.10)	(1.46)	(0.21)	(0.38)	(0.04)	(0.06)
Net Asset Value, End of Period	$5.45	$5.55	$7.06	$6.25	$6.02	$6.40
Total Return[3]	(0.05)%	(0.97)%	16.45%	10.17%	(5.29)%	13.07%
Ratios to Average Net Assets:
Net expenses	0.28%[4]	0.30%	0.50%	1.04%[5]	1.13%[5]	1.18%[5]
Net investment income	1.29%[4]	1.41%	1.62%	0.99%	0.86%	0.67%
Expense waiver/reimbursement[6]	0.63%[4]	0.61%	0.53%	0.01%	0.03%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,998	$153,165	$169,658	$165,598	$176,315	$72,320
Portfolio turnover	38%	39%	137%	103%	229%	260%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.04%, 1.13% and 1.18% for the years ended December 31, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$5.54	$7.07	$6.26	$6.02	$6.40	$5.71
Income From Investment Operations:
Net investment income	0.03	0.08[1]	0.14[1]	0.06	0.04	0.02
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.03)	(0.16)	0.86	0.55	(0.39)	0.72
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]	(0.08)	1.00	0.61	(0.35)	0.74
Less Distributions:
Distributions from net investment income	(0.08)	(0.11)	(0.05)	(0.02)	(0.03)	(0.05)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.01)	(1.34)	(0.14)	(0.35)	—	—
TOTAL DISTRIBUTIONS	(0.09)	(1.45)	(0.19)	(0.37)	(0.03)	(0.05)
Net Asset Value, End of Period	$5.45	$5.54	$7.07	$6.26	$6.02	$6.40
Total Return[3]	(0.01)%	(1.33)%	16.11%	10.03%	(5.51)%	13.01%
Ratios to Average Net Assets:
Net expenses	0.53%[4]	0.54%	0.75%	1.29%[5]	1.40%[5]	1.43%[5]
Net investment income	1.06%[4]	1.46%	2.01%	0.73%	0.42%	0.45%
Expense waiver/reimbursement[6]	0.63%[4]	0.63%	0.54%	0.01%	0.03%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,103	$67,434	$10,101	$4,146	$4,781	$7,296
Portfolio turnover	38%	39%	137%	103%	229%	260%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.29%, 1.40% and 1.43% for the years ended December 31, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
June 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $190,084,010 of investment in affiliated holdings (Note 5) (identified cost $236,119,566)		$226,189,465
Cash		109
Cash denominated in foreign currencies (identified cost $57)		46
Restricted cash (Note 2)		39,950
Income receivable		55,025
Receivable for shares sold		162,088
Prepaid expenses		272
TOTAL ASSETS		226,446,955
Liabilities:
Payable for investments purchased	$160,500
Payable for shares redeemed	157,069
Payable for daily variation margin	12,822
Payable for distribution services fee (Note 5)	16,023
TOTAL LIABILITIES		346,414
Net assets for 41,473,954 shares outstanding		$226,100,541
Net Assets Consist of:
Paid-in capital		$241,210,178
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(9,952,246)
Accumulated net realized loss on investments and futures contracts		(6,509,528)
Undistributed net investment income		1,352,137
TOTAL NET ASSETS		$226,100,541
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$148,997,592 ÷ 27,319,212 shares outstanding, no par value, unlimited shares authorized		$5.45
Service Shares:
$77,102,949 ÷ 14,154,742 shares outstanding, no par value, unlimited shares authorized		$5.45
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended June 30, 2015 (unaudited)
Investment Income:
Dividends (including $1,614,221 received from affiliated holdings (Note 5))		$1,729,232
Interest		22,470
Investment income allocated from affiliated partnership (Note 5)		13,940
TOTAL INCOME		1,765,642
Expenses:
Investment adviser fee (Note 5)	$839,573
Administrative fee (Note 5)	87,578
Custodian fees	9,571
Transfer agent fee	11,329
Directors'/Trustees' fees (Note 5)	1,238
Auditing fees	13,596
Legal fees	4,748
Portfolio accounting fees	36,219
Distribution services fee (Note 5)	92,350
Printing and postage	13,858
Miscellaneous (Note 5)	4,817
EXPENSES BEFORE ALLOCATION	1,114,877
Expenses allocated from affiliated partnership (Note 5)	162
TOTAL EXPENSES	1,115,039
Waiver/reimbursement of investment adviser fee (Note 5)	(705,571)
Net expenses		409,468
Net investment income		1,356,174
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $3,045,475 on sales of investments in affiliated holdings (Note 5))		3,201,508
Net realized loss on futures contracts		(827,779)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)		(198)
Realized gain distribution from affiliated investment company shares (Note 5)		4,073
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(3,690,996)
Net change in unrealized appreciation of futures contracts		(30,257)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions		(1,343,649)
Change in net assets resulting from operations		$12,525
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2015	Year Ended 12/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,356,174	$2,912,431
Net realized gain on investments including allocation from partnership and futures contracts	2,377,604	3,589,053
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(3,721,253)	(9,265,307)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,525	(2,763,823)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(2,454,018)	(2,874,468)
Service Shares	(1,109,052)	(430,562)
Distributions from net realized gain on investments and futures contracts
Primary Shares	(205,639)	(31,489,099)
Service Shares	(101,669)	(4,843,857)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,870,378)	(39,637,986)
Share Transactions:
Proceeds from sale of shares	22,024,622	69,343,629
Net asset value of shares issued to shareholders in payment of distributions declared	3,870,379	39,637,985
Cost of shares redeemed	(16,535,574)	(25,739,698)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,359,427	83,241,916
Change in net assets	5,501,574	40,840,107
Net Assets:
Beginning of period	220,598,967	179,758,860
End of period (including undistributed net investment income of $1,352,137 and $3,559,033, respectively)	$226,100,541	$220,598,967
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Notes to Financial Statements
June 30, 2015 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Tail Risk Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,840,624 and $3,534,944, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At June 30, 2015, the Fund had no outstanding written option contracts.
The average market value of purchased options held by the Fund throughout the period was $79,554. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$22,134*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Purchased Options	Total
Interest rate contracts	$(827,779)	$—	$(827,779)
Equity contracts	—	20,709	20,709
TOTAL	$(827,779)	$20,709	$(807,070)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Purchased Options	Total
Interest rate contracts	$(30,257)	$—	$(30,257)
Equity contracts	—	(242,353)	(242,353)
TOTAL	$(30,257)	$(242,353)	$(272,610)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2015		Year Ended 12/31/2014
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	717,000	$3,961,700	468,344	$2,888,259
Shares issued to shareholders in payment of distributions declared	480,951	2,659,658	6,125,413	34,363,567
Shares redeemed	(1,488,205)	(8,237,481)	(3,001,009)	(17,816,310)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(290,254)	$(1,616,123)	3,592,748	$19,435,516

	Six Months Ended 6/30/2015		Year Ended 12/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,267,163	$18,062,922	11,171,053	$66,455,370
Shares issued to shareholders in payment of distributions declared	218,937	1,210,721	940,181	5,274,418
Shares redeemed	(1,504,112)	(8,298,093)	(1,367,365)	(7,923,388)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,981,988	$10,975,550	10,743,869	$63,806,400
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,691,734	$9,359,427	14,336,617	$83,241,916
4. FEDERAL TAX INFORMATION
At June 30, 2015, the cost of investments for federal tax purposes was $236,209,590. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $10,020,125. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,444,543 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,464,668.
At December 31, 2014, the Fund had a capital loss carryforward of $8,448,955 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$6,189,290	NA	$6,189,290
2017	$2,259,665	NA	$2,259,665
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As a result of the tax-free transfer of assets from Federated Clover Value Fund II, certain capital loss carryforwards listed above may be limited.
As of December 31, 2014, for federal income tax purposes, the Fund has $928,222 in passive activity loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee. For the six months ended June 30, 2015, the Co-Advisers voluntarily waived $148,062 of their fee. Prior to August 14, 2014, Federated Global Investment Management Cop. acted as the sole Adviser to the Fund, with Federated Investment Management Company acting as Sub-Adviser.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note. FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$92,350
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2015, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2015, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2015, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28% and 0.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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15

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2015, the Co-Advisers reimbursed $557,509. Transactions involving the affiliated holdings during the six months ended June 30, 2015, were as follows:
	Balance of Shares Held 12/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2015	Value	Dividend Income/ Allocated Investment Income	Realized Gain Distribution/ Allocated Net Realized Gain (Loss)
Emerging Markets Fixed Income Core Fund	15,758	16,467	(14,461)	17,764	$626,029	$13,940	$(198)
Federated Absolute Return Fund, Institutional Shares	—	1,757,012	—	1,757,012	$18,431,051	$—	$—
Federated Bank Loan Core Fund	619,287	105,531	(682,957)	41,861	$423,635	$90,326	$—
Federated Clover Small Value Fund, Institutional Shares	882,546	37,400	(17,484)	902,462	$22,678,881	$—	$—
Federated Emerging Markets Equity Fund, Institutional Shares	—	190,763	—	190,763	$1,783,635	$—	$—
Federated Equity Income Fund, Inc., Institutional Shares	3,134,669	16,638	(1,938,641)	1,212,666	$28,655,307	$400,579	$—
Federated InterContinental Fund, Institutional Shares	442,409	—	(138,151)	304,258	$15,532,369	$—	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	985,728	284,801	(58,491)	1,212,038	$11,393,160	$195,059	$—
Federated International Leaders Fund, Class R6 Shares	42,805	331,086	—	373,891	$12,865,603	$—	$—
Federated International Strategic Dividend Value, Institutional Shares	3,157,059	74,879	—	3,231,938	$12,346,005	$294,070	$—
Federated Kaufmann Large Cap Fund, Class R6 Shares	—	1,161,633	—	1,161,633	$22,953,870	$—	$—
Federated Mortgage Core Portfolio	505,336	191,761	(82,098)	614,999	$6,076,192	$89,223	$—
Federated Project and Trade Finance Core Fund	1,790,243	103,068	(538,380)	1,354,931	$12,695,702	$271,595	$—
Federated Prudent Bear Fund, Institutional Shares	5,406,092	675,463	(1,808,009)	4,273,546	$9,145,388	$—	$—
Federated Strategic Value Dividend Fund, Institutional Shares	503,544	2,737,851	(1,184,474)	2,056,921	$11,930,144	$195,927	$—
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	956	6	—	962	$10,607	$63	$—
High Yield Bond Portfolio	289,963	111,371	—	401,334	$2,536,432	$77,379	$4,073
TOTAL OF AFFILIATED TRANSACTIONS	17,776,395	7,795,730	(6,463,146)	19,108,979	$190,084,010	$1,628,161	$3,875
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2015, were as follows:
Purchases	$83,568,774
Sales	$79,487,310
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$999.50	$1.39
Service Shares	$1,000	$999.90	$2.63
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,023.41	$1.40
Service Shares	$1,000	$1,022.17	$2.66
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.28%
Service Shares	0.53%
Semi-Annual Shareholder Report
17

Evaluation and Approval of Advisory Contract–May 2015
Federated Managed Tail Risk Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract, under which three Federated entities will serve as co-advisers to the Fund (“Co-Advisers”), for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Co-Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers but also considered the allocation of that aggregate fee among the Co-Advisers and the rational for that allocation.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Co-Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent that specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual
Semi-Annual Shareholder Report
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fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. The Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of, the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being undertaken by the Co-Advisers. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In
Semi-Annual Shareholder Report
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addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Co-Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
20

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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22

Federated Managed Tail Risk Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916835
CUSIP 313916819
25669 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2015
Federated Managed Volatility Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2015 through June 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2015, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	33.3%
Domestic Equity Securities	30.3%
International Fixed-Income Securities	21.5%
International Equity Securities	5.6%
U.S. Treasury Security	0.1%
Derivative Contracts[2]	(0.4)%
Cash Equivalents[3]	5.8%
Other Assets and Liabilities—Net[4]	3.8%
TOTAL	100.0%
At June 30, 2015, the Fund's sector composition5 for its equity securities was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Health Care	18.5%
Financials	14.8%
Utilities	13.6%
Industrials	11.1%
Consumer Discretionary	9.3%
Consumer Staples	8.9%
Telecommunication Services	8.8%
Energy	6.3%
Materials	4.4%
Information Technology	4.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount or Shares		Value
	COMMON STOCKS—21.7%
	Consumer Discretionary—2.1%
171,604	Corus Entertainment, Inc., Class B	$2,290,343
104,081	M.D.C. Holdings, Inc.	3,119,308
250,651	Regal Entertainment Group	5,241,112
66,432	Six Flags Entertainment Corp.	2,979,475
11,988	Tupperware Brands Corp.	773,706
	TOTAL	14,403,944
	Consumer Staples—2.2%
76,216	Altria Group, Inc.	3,727,725
20,126	ConAgra Foods, Inc.	879,909
20,157	Kellogg Co.	1,263,844
51,671	Philip Morris International, Inc.	4,142,464
74,464	Reynolds American, Inc.	5,559,482
	TOTAL	15,573,424
	Energy—1.7%
83,747	BP PLC, ADR	3,346,530
19,746	ENI S.p.A, ADR	702,563
20,723	Kinder Morgan, Inc.	795,556
74,862	Royal Dutch Shell PLC	4,267,882
57,487	Total SA, ADR	2,826,636
	TOTAL	11,939,167
	Financials—4.1%
16,241	Cincinnati Financial Corp.	814,973
40,007	Digital Realty Trust, Inc.	2,667,667
105,573	Fifth Third Bancorp	2,198,030
249,298	Hospitality Properties Trust	7,184,768
32,734	J.P. Morgan Chase & Co.	2,218,056
36,356	Mercury General Corp.	2,023,211
221,316	Old Republic International Corp.	3,459,169
41,860	Principal Financial Group	2,147,000
122,935	Sun Life Financial Services of Canada	4,106,029
26,013	T. Rowe Price Group, Inc.	2,021,991
	TOTAL	28,840,894
	Health Care—3.7%
82,986	AbbVie, Inc.	5,575,829
136,346	GlaxoSmithKline PLC, ADR	5,678,811
44,136	Lilly (Eli) & Co.	3,684,915
88,157	Merck & Co., Inc.	5,018,778
180,038	Pfizer, Inc.	6,036,674
	TOTAL	25,995,007
	Industrials—1.9%
94,063	BAE Systems PLC, ADR	2,668,567
159,583	Donnelley (R.R.) & Sons Co.	2,781,532
26,986	Emerson Electric Co.	1,495,834
24,935	Lockheed Martin Corp.	4,635,417
34,626	Republic Services, Inc.	1,356,300
	TOTAL	12,937,650
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—1.5%
124,370		CA, Inc.	$3,642,797
28,994		Cisco Systems, Inc.	796,175
41,540		Intel Corp.	1,263,439
11,660		Lexmark International, Inc.	515,372
75,719		Microsoft Corp.	3,342,994
24,404		Seagate Technology	1,159,190
		TOTAL	10,719,967
		Telecommunication Services—3.2%
229,284		AT&T, Inc.	8,144,168
86,173		BCE, Inc.	3,662,353
207,230		CenturyLink, Inc.	6,088,417
24,534		Consolidated Communications Holdings, Inc.	515,459
75,535		Verizon Communications	3,520,686
		TOTAL	21,931,083
		Utilities—1.3%
42,806		National Grid PLC, ADR	2,763,984
259,702		Northland Power, Inc.	3,289,420
63,236		Southern Co.	2,649,588
		TOTAL	8,702,992
		TOTAL COMMON STOCKS (IDENTIFIED COST $142,188,422)	151,044,128
		PREFERRED STOCKS—14.2%
		Consumer Discretionary—1.3%
140,000	[1,2,3]	BBY, Issued by Bank of America Corp., ELN, 0.000%, 08/20/2015	4,740,400
263,254	[2,3]	SPLS, Issued by Bank of America Corp., Series 144A, 0.000%, 11/13/2015	4,162,045
		TOTAL	8,902,445
		Consumer Staples—1.0%
35,600		Post Holdings, Inc., Conv., Pfd., 5.250%, 06/01/2017, Annual Dividend $5.25	3,738,000
55,507	[1]	Tyson Foods, Inc., Conv., Pfd., 4.750%, 07/15/2017, Annual Dividend $2.38	2,859,166
		TOTAL	6,597,166
		Energy—0.5%
170,096	[2,3]	SPN, Issued by JPMorgan Chase & Co., ELN, 13.250%, 11/24/2015	3,772,729
		Financials—1.2%
28,200	[1]	American Tower Corp., Conv., Pfd., 5.500%, 02/15/2018, Annual Dividend $4.46	2,820,000
750		Bank of America, Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	834,000
18,300		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	941,992
3,100		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	3,642,500
		TOTAL	8,238,492
		Health Care—2.9%
17,500		ALXN, Issued by Credit Suisse AG, ELN, 11.000%, 11/24/2015	3,033,275
5,302	[1]	Allergan PLC, Conv. Pfd., 5.500%, 03/01/2018, Annual Dividend $54.39	5,527,759
113,129		Anthem, Inc., Conv. Pfd., 5.250%, 05/01/2018	5,769,579
7,145	[1]	BIIB, Issued by Credit Suisse AG, ELN, 10.000%, 12/02/2015	2,840,030
26,400	[2,3]	GILD, Issued by JPMorgan Chase & Co., ELN, 9.000%, 11/30/2015	3,015,408
		TOTAL	20,186,051
		Industrials—2.1%
67,080	[1,2,3]	DAL, Issued By Royal Bank of Canda, ELN, 10.000%, 12/03/2015	2,795,224
47,469		Stanley Black & Decker, Inc., Conv. Pfd., 6.250%, 11/17/2016, Annual Dividend $6.25	5,660,678
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		PREFERRED STOCKS—continued
		Industrials—continued
112,351		United Technologies Corp, Conv. Pfd., 7.500%, 08/01/2015, Annual Dividend $3.75	$6,437,713
		TOTAL	14,893,615
		Materials—1.6%
101,000		Alcoa, Inc., Conv. Pfd., Series 1, 5.375%, 10/01/2017, Annual Dividend $2.69	3,992,530
153,005		ArcelorMittal, Conv. Bond, Pfd., Series MTUS, 6.000%, 01/15/2016, Annual Dividend $1.50	2,388,408
213,441	[2,3]	X, Issued by JPMorgan Chase & Co., ELN, 13.500%, 01/20/2016	4,618,863
		TOTAL	10,999,801
		Utilities—3.6%
67,765		AES Trust III, Conv. Pfd., 6.750%, 10/15/2029, Annual Dividend $3.38	3,445,850
117,526		Dominion Resources, Inc., Conv. Pfd., 6.375%, 07/01/2017, Annual Dividend $3.19	5,488,464
57,866		Dynegy, Inc., Conv. Pfd., 5.375%, 11/01/2017, Annual Dividend $5.38	5,751,881
110,943		Exelon Corp., Conv. Pfd, 6.500%, 6/01/2017, Annual Dividend $3.25	5,032,375
11,695		Laclede Group, Inc./The, Conv. Pfd., 6.750%, 4/01/2017, Annual Dividend $3.38	608,140
92,926	[1]	Nextera Energy, Inc., Conv. Pfd., 5.799%, 09/01/2016, Annual Dividend $2.90	4,971,541
		TOTAL	25,298,251
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $104,086,031)	98,888,550
		ADJUSTABLE RATE MORTGAGE—0.0%
$16,254		Federal National Mortgage Association, 2.311%, 09/01/2037 (IDENTIFIED COST $16,371)	17,430
		ASSET-BACKED SECURITY—0.0%
225,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019 (IDENTIFIED COST $224,972)	227,239
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.8%
1,000,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	999,676
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	60,553
620,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	644,954
501,119		Federal National Mortgage Association REMIC 2006-117, Class GF, 0.537%, 12/25/2036	500,938
464,797		Federal National Mortgage Association REMIC 2012-1, Class F, 0.637%, 02/25/2042	466,889
630,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.74%, 05/10/2045	676,987
980,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.640%, 09/10/2047	1,017,975
590,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	595,321
495,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	506,103
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,457,652)	5,469,396
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Securities—0.2%
1,050,000	[2,3]	FREMF Mortgage Trust 2013-K25, Class B, 3.742%, 11/25/2045 (IDENTIFIED COST $1,061,233)	1,059,974
		CORPORATE BONDS—17.0%
		Aerospace/Defense—0.1%
450,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	475,312
		Agency—0.1%
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	561,415
		Automotive—0.2%
900,000	[2,3]	Metalsa, Series 144A, 4.90%, 04/24/2023	850,950
700,000	[2,3]	NEMAK SA, Series 144A, 5.50%, 02/28/2023	721,875
		TOTAL	1,572,825
		Banking—2.1%
300,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	306,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$510,000	[2,3]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.350%, 11/12/2029	$510,000
260,000	[2,3]	BBVA Colombia SA, Sub., Series 144A, 4.875%, 04/21/2025	254,930
300,000		BBVA Paraguay SA, Series REGS, 9.750%, 02/11/2016	310,787
200,000		Banco ABC Brasil SA, Series REGS, 7.875%, 04/08/2020	208,250
500,000		Banco Bradesco (Cayman), , Sub., Series REGS, 5.75%, 03/01/2022	525,625
500,000		Banco Davivienda S A, Series REGS, 5.875%, 07/09/2022	508,125
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	121,100
200,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	214,250
600,000		Banco Do Brasil (Cayman), Series REGS, 5.875%, 01/26/2022	595,920
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	541,750
200,000	[2,3]	Banco Reservas Rep Domin, Series 144A, 7.000%, 02/01/2023	201,419
510,000	[2,3]	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	523,369
350,000		Bbva Banco Continental, Series REGS, 5.000%, 08/26/2022	364,245
460,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 09/29/2020	530,619
900,000	[2,3]	Corpbanca, Series 144A, 3.875%, 9/22/2019	915,079
500,000		Emirates NBD Tier 1 Ltd., 5.750%, 5/29/2049	498,250
800,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	794,890
400,000	[2,3]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	407,200
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	277,316
750,000	[2,3]	Ind & Comm Bk Of China L, Series 144A, 6.00%, 12/31/2049	776,662
200,000	[2,3]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 04/23/2020	197,007
630,000	[2,3]	RSHB Capital S.A., Series 144A, 5.100%, 07/25/2018	607,950
500,000		Sibur Securities Ltd., Series REGS, 3.914%, 01/31/2018	476,590
1,100,000	[2,3]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.75%, 02/11/2021	1,085,700
635,000	[2,3]	Turkiye Is Bankasi (Isbank), Series 144A, 5.000%, 06/25/2021	636,689
230,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	201,825
200,000		Vnesheconombank (VEB), Series REGS, 6.025%, 07/05/2022	180,128
720,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 07/09/2020	705,600
200,000	[2,3]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	203,232
450,000	[2,3]	Woori Bank, Jr. Sub. Note, Series 144A, 5.00%, 06/10/2045	445,092
200,000	[2,3]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.250%, 12/03/2018	206,500
		TOTAL	14,332,849
		Basic Industry - Chemicals—0.2%
400,000		Albemarle Corp., 4.15%, 12/01/2024	398,896
400,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	400,453
285,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 02/01/2025	274,419
450,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 02/01/2045	409,692
		TOTAL	1,483,460
		Beverage & Tobacco—0.1%
500,000		Ajecorp BV, Series REGS, 6.500%, 05/14/2022	367,500
		Broadcast Radio & TV—0.1%
680,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	901,701
		Building & Development—0.0%
100,000	[2,3]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 09/29/2049	79,500
		Building Materials—0.1%
200,000	[2,3]	Cemex SA de C.V., Series 144A, 6.50%, 12/10/2019	210,440
500,000	[2,3]	Magnesita Refractories Co., Sr. Unsecd. Note, Series 144A, 7.875%, 03/30/2020	491,250
		TOTAL	701,690
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—0.3%
$800,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 03/25/2044	$821,760
1,096,000		Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	977,533
		TOTAL	1,799,293
		Chemicals & Plastics—0.4%
300,000	[2,3]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.750%, 04/15/2021	286,500
475,000	[2,3]	Groupe Office Cherifien des Phosphates SA, Series 144A, 6.875%, 04/25/2044	498,845
550,000	[2,3]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 4.50%, 10/22/2025	524,562
450,000	[2,3]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	470,867
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 04/25/2044	210,040
200,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 05/21/2020	191,680
800,000		Sociedad Quimica Y Minera de Chile SA, Sr. Unsecd. Note, Series REGS, 5.50%, 04/21/2020	817,348
		TOTAL	2,999,842
		Communications - Cable & Satellite—0.4%
1,400,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	1,317,410
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,399,290
		TOTAL	2,716,700
		Communications - Media & Entertainment—0.5%
1,000,000		CBS Corp., 4.90%, 8/15/2044	928,110
1,400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	1,393,774
1,400,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	1,396,465
		TOTAL	3,718,349
		Communications - Telecom Wirelines—0.1%
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	821,285
		Communications Equipment—0.3%
3,922,124		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	2,045,642
		Conglomerates—0.1%
400,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 05/29/2049	425,616
		Consumer Cyclical - Automotive—0.1%
1,000,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 04/01/2045	995,139
		Consumer Cyclical - Retailers—0.1%
1,000,000		Bed Bath & Beyond, Inc., 5.165%, 08/01/2044	992,985
		Consumer Cyclical - Services—0.1%
370,000	[2,3]	Alibaba Group Holding Ltd, Sr. Unsecd. Note, Series 144A, 3.125%, 11/28/2021	365,759
		Consumer Non-Cyclical - Food/Beverage—0.1%
1,000,000		Sysco Corp., Sr. Unsecd. Note, 4.50%, 10/02/2044	1,010,000
		Consumer Non-Cyclical - Tobacco—0.1%
680,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	786,752
		Consumer Products—0.1%
180,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 05/10/2023	170,269
550,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 05/10/2043	511,291
		TOTAL	681,560
		Energy - Independent—1.0%
103,000		Petroleos Mexicanos, 3.50%, 07/18/2018	106,420
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	157,680
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	217,400
2,900,000	[2,3]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.50%, 01/23/2026	2,841,710
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	462,375
2,240,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series REGS, 5.625%, 01/23/2046	2,099,888
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$1,050,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	$1,088,115
		TOTAL	6,973,588
		Energy - Integrated—0.1%
620,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	592,322
		Energy - Midstream—0.2%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,412,795
		Energy - Oil Field Services—0.2%
1,400,000		Weatherford International Ltd., 7.000%, 03/15/2038	1,338,390
		Farming & Agriculture—0.2%
1,000,000	[2,3]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 05/24/2023	880,000
300,000		Kazagro Natl Mgmt Hldng., Series REGS, 4.625%, 05/24/2023	264,000
		TOTAL	1,144,000
		Finance—0.3%
350,000	[2,3]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 04/29/2020	354,375
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	320,910
650,000		MAF Global Securities, 7.125%, 10/29/2049	702,104
700,000		Sukuk Funding No3 Ltd., 4.348%, 12/03/2018	736,624
		TOTAL	2,114,013
		Financial Institution - Banking—0.8%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	164,650
900,000		Bank of America Corp., Sub. Note, Series MTN, 4.00%, 01/22/2025	877,283
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,773,261
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	825,708
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	865,630
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	539,279
475,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 05/22/2023	476,081
		TOTAL	5,521,892
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	488,600
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	397,848
		TOTAL	886,448
		Financial Institution - Finance Companies—0.0%
100,000		HSBC Finance Capital Trus, Note, 5.911%, 11/30/2035	100,805
		Financial Institution - Insurance - P&C—0.2%
800,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 08/01/2044	773,137
500,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	750,735
		TOTAL	1,523,872
		Financial Institution - REIT - Other—0.1%
1,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	1,004,490
		Financial Intermediaries—0.3%
400,000		ADIB Capital Invest 1 Ltd, 6.375%, 10/29/2049	420,000
150,000	[2,3]	Banco Santander, S.A., Series 144A, 4.125%, 11/09/2022	150,075
350,000		Banco Santander, S.A., Series REGS, 4.125%, 11/09/2022	350,175
200,000	[2,3]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	215,545
200,000		Ooredoo International Finance Ltd., Series REGS, 3.375%, 10/14/2016	205,138
1,000,000		Trust F/1401, Series REGS, 5.25%, 12/15/2024	1,045,000
		TOTAL	2,385,933
		Food Products—0.2%
700,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	764,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food Products—continued
$200,000		Marfrig Holding Europe BV, Series REGS, 8.375%, 05/09/2018	$202,440
200,000	[2,3]	Minerva Luxembourg SA, Series 144A, 7.750%, 01/31/2023	202,000
		TOTAL	1,169,190
		Forest Products—0.2%
1,000,000		Celulosa Arauco y Constitucion S.A., Unsecd. Note, 4.50%, 08/01/2024	1,016,741
200,000	[2,3]	Klabin Finance SA, Series 144A, 5.25%, 07/16/2024	195,400
		TOTAL	1,212,141
		Government Agency—0.0%
300,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 07/12/2020	312,660
		Hotels, Motels, Inns & Casinos—0.1%
350,000	[2,3]	Grupo Posadas SA de C.V., Sr. Unsecd. Note, Series 144A, 7.875%, 06/30/2022	355,250
		Metals & Mining—1.1%
650,000		Abja Investment Co., 5.95%, 07/31/2024	652,681
611,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	587,832
1,100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	1,214,125
1,000,000		China Hongqiao Group, 7.625%, 06/26/2017	1,022,264
200,000	[2,3]	Codelco, Inc., Series 144A, 3.000%, 07/17/2022	192,478
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	192,478
600,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.50%, 04/22/2020	545,700
600,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	652,500
280,000	[2,3]	Petra Diamonds US Treasury PLC, Series 144A, 8.25%, 05/31/2020	285,600
1,000,000	[2,3]	Polyus Gold International, Ltd., Series 144A, 5.625%, 04/29/2020	947,500
300,000	[2,3]	Samarco Mineracao SA, Sr. Unsecd. Note, Series 144A, 5.375%, 09/26/2024	288,000
375,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 04/23/2025	362,115
600,000		Vale Overseas Ltd., 4.375%, 01/11/2022	589,986
		TOTAL	7,533,259
		Oil & Gas—3.0%
400,000	[2]	Afren PLC, Series 144A, 6.625%, 12/09/2020	182,000
200,000	[1,4]	Afren PLC, Series REGS, 11.500%, 02/01/2016	92,000
1,750,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,787,980
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	318,306
900,000	[2,3]	Gazprom Neft, Series 144A, 6.000%, 11/27/2023	830,250
1,050,000		Gazprom Via Gaz Capital , Sr. Unsecd. Note, Series REGS, 6.51%, 03/07/2022	1,056,825
300,000	[2,3]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 04/09/2021	315,630
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 04/09/2021	526,050
600,000	[2,3]	Kazmunaygas National Co., Series 144A, 4.400%, 04/30/2023	549,396
225,000		Mie Holdings Corp., Series EMTN, 6.875%, 02/06/2018	186,831
85,000		Odebrecht Drill VIII/IX, Series REGS, 6.350%, 06/30/2021	65,875
183,820		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.75%, 10/01/2022	132,350
1,200,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	1,206,000
200,000		Pacific Rubiales Energy Corp., Sr. Unsecd. Note, Series REGS, 5.625%, 01/19/2025	145,250
1,250,000	[2,3]	Pacific Rubiales, Series 144A, 5.625%, 01/19/2025	907,813
500,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 06/15/2038	530,000
1,500,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 05/20/2043	1,338,750
351,000		Pertamina PT, Note, Series REGS, 5.250%, 05/23/2021	364,619
1,700,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	1,486,140
1,200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 05/20/2043	933,480
500,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	532,215
1,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.75%, 01/20/2020	1,887,346
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$1,300,000		Petroleos de Venezuela S.A., Sr. Unsecd. Note, 5.25%, 04/12/2017	$653,835
600,000	[2,3]	Petroliam Nasional Berhd, Series 144A, 7.750%, 08/15/2015	604,378
400,000	[2,3]	Petronas Capital Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 03/18/2045	387,122
500,000	[2,3]	Puma International Financing SA, Series 144A, 6.750%, 02/01/2021	511,855
1,000,000		Puma International Financing SA, Series REGS, 6.750%, 02/01/2021	1,022,650
370,000	[2,3]	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 04/28/2025	355,754
300,000	[2,3]	Thai Oil PCL, Series 144A, 4.875%, 01/23/2043	279,297
300,000		Thai Oil PCL, Series REGS, 4.875%, 01/23/2043	279,297
1,300,000		Tupras Turkiye Petrol Ra, Series REGS, 4.125%, 05/02/2018	1,307,670
150,000	[2,3]	YPF Sociedad Anonima, Series 144A, 8.750%, 04/04/2024	152,625
140,000		YPF Sociedad Anonima, Series REGS, 8.75%, 04/04/2024	142,450
		TOTAL	21,072,039
		Railroad—0.1%
600,000	[2,3]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 07/05/2034	614,250
		Real Estate—0.3%
200,000		Alpha Star Holding Ltd., Series REGS, 4.970%, 04/09/2019	187,000
500,000		China Oversea Fin Ky III, 6.375%, 10/29/2043	528,628
550,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, 3.950%, 11/15/2022	536,914
200,000	[2,3]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.000%, 07/21/2020	223,293
300,000		Wanda Properties Oversea, Sr. Unsecd. Note, 4.875%, 11/21/2018	309,886
		TOTAL	1,785,721
		Retailers—0.1%
400,000	[2,3]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	413,500
		Sovereign—0.2%
400,000	[2,3]	Georgia, Government of, Series 144A, 7.75%, 07/05/2017	417,221
700,000	[2,3]	Qatar, Government of, Series 144A, 6.40%, 01/20/2040	903,350
		TOTAL	1,320,571
		State/Provincial—0.5%
1,100,000	[2,3]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 02/19/2021	1,127,500
1,700,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	1,708,500
900,000		Provincia De Buenos Aires, Series REGS, 9.375%, 09/14/2018	884,250
		TOTAL	3,720,250
		Technology—0.1%
945,000		Microsoft Corp., Sr. Unsecd. Note, 4.00%, 02/12/2055	846,496
		Technology Services—0.1%
400,000	[2,3]	Samsung Electron America, Series 144A, 1.750%, 04/10/2017	402,441
		Telecommunications & Cellular—0.5%
275,000	[2,3]	Bharti Airtel International Netherlands BV, Series 144A, 5.350%, 05/20/2024	291,833
270,000		Bharti Airtel International Netherlands BV, Series REGs, 5.125%, 03/11/2023	283,229
400,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 09/27/2022	397,500
300,000	[2,3]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.500%, 12/29/2049	311,760
450,000	[2,3]	Digicel Ltd., Series 144A, 6.000%, 04/15/2021	434,979
200,000		MTS International Funding Ltd., Series REGS, 8.625%, 06/22/2020	216,612
365,000	[2,3]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 06/22/2020	395,277
422,000		Oi S.A., Series REGS, 5.750%, 02/10/2022	367,668
400,000	[2,3]	Qtel International Finance Ltd., Series 144A, 3.250%, 02/21/2023	386,702
600,000		Vimpelcom, Sr. Unsecd. Note, Series REGS, 5.20%, 02/13/2019	575,550
		TOTAL	3,661,110
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation—0.2%
$300,000	[2,3]	DP World Ltd., Series 144A, 6.850%, 07/02/2037	$329,100
390,000	[2,3]	DP World Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 05/18/2020	388,050
540,000	[2,3]	Global Liman Isletmeleri, Sr. Unsecd. Note, Series 144A, 8.125%, 11/14/2021	488,808
500,000	[2,3]	Topaz Marine SA, Series 144A, 8.625%, 11/01/2018	493,750
		TOTAL	1,699,708
		Transportation - Services—0.1%
480,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.50%, 02/15/2045	441,238
		Utilities—1.0%
200,000	[2,3]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 06/01/2019	210,500
675,000	[2,3]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	689,006
600,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	636,000
330,000	[2,3]	Empresa Electrica Angamo, Series 144A, 4.875%, 05/25/2029	325,673
800,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	888,525
650,000		Inkia Energy Ltd., Series REGS, 8.375%, 04/04/2021	701,870
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	554,925
500,000		Kuwait Energy Co., Sr. Unsecd. Note, Series REGS, 9.50%, 08/04/2019	485,750
200,000	[2,3]	Lamar Funding Ltd., Series 144A, 3.958%, 05/07/2025	195,000
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	231,500
1,500,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	1,970,700
		TOTAL	6,889,449
		TOTAL CORPORATE BONDS (IDENTIFIED COST $120,390,211)	118,282,995
		FOREIGN GOVERNMENTS/AGENCIES—6.0%
		Banking—0.2%
1,365,000		African Export-Import Bank, Series EMTN, 5.750%, 07/27/2016	1,416,242
		Government Agency—0.1%
400,000	[2,3]	Banque Centrale de Tunisie, Series 144A, 5.750%, 01/30/2025	390,500
		Sovereign—5.7%
625,000		Angola, Government of, Sr. Unsecd. Note, Series REGS, 7.000%, 08/16/2019	623,906
1,009,467		Argentina, Government of, Note, Series $DSC, 8.280%, 12/31/2033	946,376
672,978		Argentina, Government of, Note, Series NY, 8.280%, 12/31/2033	642,694
300,000	[2,3]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/30/2020	293,070
900,000	[2,3]	Armenia, Government of, Unsecd. Note, Series 144A, 7.150%, 03/26/2025	891,000
1,200,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 03/18/2024	1,222,560
400,000	[2,3]	Bahrain, Government of, Series 144A, 6.125%, 08/01/2023	444,147
450,000		Bahrain, Government of, Series REGS, 5.500%, 03/31/2020	487,822
310,000	[2,3]	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/19/2044	289,463
200,000	[2,3]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	199,500
1,200,000		Brazil, Government of, Sr. Unsecd. Note, 2.625%, 01/05/2023	1,062,000
2,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 01/07/2041	1,910,000
250,000		Chile, Government of, 3.625%, 10/30/2042	224,063
300,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 07/12/2021	313,800
500,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 02/26/2044	506,250
800,000	[2,3]	Croatia, Government of, Series 144A, 6.000%, 01/26/2024	845,802
1,200,000		Croatia, Government of, Series REGS, 6.000%, 01/26/2024	1,268,702
700,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 6.250%, 04/27/2017	741,125
250,000	[2,3]	Dominican Republic, Government of, Series 144A, 5.875%, 04/18/2024	259,375
400,000	[2,3]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.500%, 01/27/2025	401,000
500,000		Dubai, Government of, Series EMTN, 5.250%, 01/30/2043	445,790
200,000	[2,3]	Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 10.500%, 03/24/2020	200,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
810,000		Egypt, Government of, Note, Series REGS, 6.875%, 04/30/2040	$791,775
800,000	[2,3]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 06/11/2025	781,200
205,000		El Salvador, Government , Sr. Unsecd. Note, Series REGS, 5.875%, 01/30/2025	196,544
156,000		Hungary, Government of, 4.125%, 02/19/2018	162,357
350,000		Hungary, Government of, 5.750%, 11/22/2023	387,625
1,766,000		Hungary, Government of, 6.375%, 03/29/2021	2,003,527
335,000		Hungary, Government of, Unsecd. Note, 6.250%, 01/29/2020	375,200
480,000	[2,3]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	452,400
800,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	861,000
1,000,000	[2,3]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.350%, 09/10/2024	982,500
1,800,000	[2,3]	Iraq, Government of, Bond, Series REGS, 5.800%, 01/15/2028	1,455,480
250,000	[2,3]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/06/2020	263,305
600,000		Kazakhstan, Government of, Series REGS, 4.875%, 10/14/2044	517,500
600,000	[2,3]	Kenya, Government of, Series 144A, 5.875%, 06/24/2019	612,600
1,455,000	[2,3]	Kenya, Government of, Series 144A, 6.875%, 06/24/2024	1,476,214
1,400,000		Mexico, Government of, Note, 6.050%, 01/11/2040	1,592,500
200,000	[2,3]	Mongolia International B, Series 144A, 4.125%, 01/05/2018	191,500
200,000	[2,3]	Pakistan, Government of, Series 144A, 7.250%, 04/15/2019	209,627
400,000	[2,3]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.750%, 12/03/2019	410,000
500,000	[2,3]	Paraguay, Government of, Series 144A, 6.100%, 08/11/2044	506,250
600,000		Philippines, Government of, 6.375%, 01/15/2032	777,750
200,000		Qatar, Govenrment of, Series REGS, 3.125%, 01/20/2017	206,500
450,000		Republic of Ghana, Series REGS, 7.875%, 08/07/2023	406,215
745,000		Republic of Ghana, Unsecd. Note, Series REGS, 8.500%, 10/04/2017	767,722
800,000		Republic of Indonesia, Series REGS, 5.875%, 03/13/2020	890,000
600,000	[2,3]	Republic of Ivory Coast, Series 144A, 5.375%, 07/23/2024	562,500
300,000	[2,3]	Republic of Ivory Coast, Unsecd. Note, Series 144A, 6.375%, 03/03/2028	293,250
600,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 07/15/2019	693,300
600,000	[2,3]	Republic of Serbia, Series 144A, 7.250%, 09/28/2021	672,000
600,000		Republica Oriental del Uruguay, 4.500%, 08/14/2024	630,000
90,000	[2,3]	Romania, Government of, Series 144A, 4.875%, 01/22/2024	95,175
500,000		Romania, Government of, Series REGS, 4.375%, 08/22/2023	512,450
400,000		Russia, Government of, Sr. Secd. Note, Series REGS, 4.875%, 09/16/2023	396,840
300,000	[2,3]	Serbia, Government of, Series 144A, 5.875%, 12/03/2018	315,375
300,000	[2,3]	Sri Lanka, Government of, Series 144A, 6.000%, 01/14/2019	306,375
1,700,000		Turkey, Government of, 7.000%, 09/26/2016	1,816,450
1,225,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 04/14/2026	1,167,621
300,000		United Mexican States, Note, 5.125%, 01/15/2020	330,900
2,650,000		Venezuela, Government of, Series REGS, 7.000%, 03/31/2038	934,125
		TOTAL	40,222,597
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $43,005,590)	42,029,339
		MORTGAGE-BACKED SECURITIES—4.2%
		Federal Home Loan Mortgage Corporation—1.2%
632,124		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	652,223
616,990		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	635,066
1,660,936		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	1,758,776
1,273,921		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/01/2044	1,348,963
1,901,004		Federal Home Loan Mortgage Corp. Pool G08608, 3.000%, 30 Year, 09/01/2044	1,888,826
16,184		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	17,282
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$1,262,764		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	$1,337,148
489,449		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	518,281
		TOTAL	8,156,565
		Government National Mortgage Association—0.9%
14,749		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	17,281
7,787		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	9,173
20,397		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	23,681
28,949		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	33,537
1,877,397		Government National Mortgage Association Pool MA2445, 3.500%, 30 Year, 12/20/2044	1,947,580
1,950,710		Government National Mortgage Association Pool MA2520, 3.000%, 30 Year, 01/20/2045	1,968,464
2,375,096		Government National Mortgage Association Pool MA2521, 3.500%, 30 Year, 01/20/2045	2,463,141
		TOTAL	6,462,857
		Federal National Mortgage Association—2.1%
1,620,513		Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	1,776,171
1,736,923		Federal National Mortgage Association Pool AL4168, 2.500%, 15 Year, 09/01/2028	1,763,859
1,413,676		Federal National Mortgage Association Pool AL6225, 3.000%, 15 Year, 01/01/2030	1,464,535
75,949		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	78,367
1,819,112		Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	1,885,695
1,921,262		Federal National Mortgage Association Pool AS4301, 4.000%, 30 Year, 01/01/2045	2,034,812
2,294,660		Federal National Mortgage Association Pool AS4314, 2.500%, 15 Year, 01/01/2030	2,324,150
1,393,789		Federal National Mortgage Association Pool AW2446, 3.500%, 30 Year, 05/01/2044	1,435,548
1,925,032		Federal National Mortgage Association Pool AX0833, 3.500%, 30 Year, 09/01/2044	1,983,309
		TOTAL	14,746,446
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,500,200)	29,365,868
		U.S. TREASURY—0.1%
629,814	[5]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 07/15/2021 (IDENTIFIED COST $690,725)	649,570
		INVESTMENT COMPANY—27.1%
28,109,100	[6]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $192,358,342)	188,330,968
		REPURCHASE AGREEMENT—5.3%
36,860,000		Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 07/01/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416. (AT COST)	36,860,000
		TOTAL INVESTMENTS—96.6% (IDENTIFIED COST $675,839,749)[7]	672,225,457
		OTHER ASSETS AND LIABILITIES - NET—3.4%[8]	23,809,063
		TOTAL NET ASSETS—100%	$696,034,520
At June 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 Long Futures	777	$399,067,200	September 2015	$(3,497,328)
[1]United States Treasury Bond Long Short Futures	2	$301,688	September 2015	$(3,856)
[1]United States Treasury Bond Ultra Short Futures	70	$10,784,375	September 2015	$244,836
[1]United States Treasury Note 10-Year Short Futures	316	$39,870,313	September 2015	$179,417
[1]United States Treasury Note 5-Year Short Futures	30	$3,577,734	September 2015	$ (10,885)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,087,816)
Semi-Annual Shareholder Report

At June 30, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
9/23/2015	JPMorgan Chase	8,652,235 CAD	$7,014,691	$94,984
9/24/2015	Bank of America, N.A.	6,831,000 GBP	$10,806,300	$79,609
9/24/2015	Morgan Stanley	5,740,500 EUR	$6,529,704	$122,352
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$296,945
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and
Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $74,386,442, which represented 10.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $74,204,442, which represented 10.7% of total net assets.
4	Issuer in default.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holding.
7	The cost of investments for federal tax purposes amounts to $676,274,264.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$114,281,820	$—	$—	$114,281,820
International	36,762,308	—	—	36,762,308
Preferred Stocks
Domestic	69,910,576[1]	26,589,566	—	96,500,142
International	—	2,388,408	—	2,388,408
Debt Securities:
Adjustable Rate Mortgage	—	17,430	—	17,430
Asset-Backed Security	—	227,239	—	227,239
Collateralized Mortgage Obligations	—	5,469,396	—	5,469,396
Commercial Mortgage-Backed Security	—	1,059,974	—	1,059,974
Corporate Bonds	—	118,282,995	—	118,282,995
Foreign Governments/Agencies	—	42,029,339	—	42,029,339
Mortgage-Backed Securities	—	29,365,868	—	29,365,868
U.S. Treasury	—	649,570	—	649,570
Investment Company	188,330,968	—	—	188,330,968
Repurchase Agreement	—	36,860,000	—	36,860,000
TOTAL SECURITIES	$409,285,672	$262,939,785	$—	$672,225,457
OTHER FINANCIAL INSTRUMENTS[2]	$(3,087,816)	$296,945	$—	$(2,790,871)
1	Other financial instruments include futures contracts and foreign exchange contracts.
2	Includes $3,813,138 of domestic preferred stocks transferred from Level 2 to Level 1 because observable market data was obtained for these securities. Transfers shown represent the value of the securities at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.54	$11.30	$9.56	$9.22	$9.15	$8.67
Income From Investment Operations:
Net investment income[1]	0.31	0.54	0.50	0.44	0.43	0.39
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.34)	(0.12)	1.54	0.77	0.00[2]	0.61
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	0.42	2.04	1.21	0.43	1.00
Less Distributions:
Distributions from net investment income	(0.44)	(0.38)	(0.30)	(0.29)	(0.36)	(0.52)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.05)	(0.80)	—	(0.58)	—	—
TOTAL DISTRIBUTIONS	(0.49)	(1.18)	(0.30)	(0.87)	(0.36)	(0.52)
Net Asset Value, End of Period	$10.02	$10.54	$11.30	$9.56	$9.22	$9.15
Total Return[3]	(0.38)%	4.01%	21.74%	13.55%	4.77%	12.08%
Ratios to Average Net Assets:
Net expenses	0.74%[4]	0.76%	0.82%	0.82%	1.02%[5]	1.13%[5]
Net investment income	6.08%[4]	4.99%	4.80%	4.75%	4.74%	4.50%
Expense waiver/reimbursement[6]	0.16%[4]	0.15%	0.16%	0.16%	0.16%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$696,035	$652,011	$451,067	$235,409	$122,494	$54,450
Portfolio turnover	13%	54%	52%	27%	114%	96%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	13%	54%	52%	27%	113%	96%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than 0.01%.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.74%, 1.02% and 1.11% for the six months ended June 30, 2015 and for the years ended December 31, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $188,330,968 of investment in an affiliated holding (Note 5) (identified cost $675,839,749)		$672,225,457
Cash denominated in foreign currencies (identified cost $1,273,491)		1,226,951
Restricted cash (Note 2)		18,013,137
Income receivable		3,529,135
Receivable for investments sold		5,458,827
Receivable for shares sold		1,043,521
Receivable for daily variation margin		746,951
Unrealized appreciation on foreign exchange contracts		296,945
TOTAL ASSETS		702,540,924
Liabilities:
Payable for investments purchased	$5,909,637
Payable for shares redeemed	535,386
Bank overdraft	30,163
Accrued expenses (Note 5)	31,218
TOTAL LIABILITIES		6,506,404
Net assets for 69,488,857 shares outstanding		$696,034,520
Net Assets Consist of:
Paid-in capital		$690,930,465
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(6,452,928)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(9,068,025)
Undistributed net investment income		20,625,008
TOTAL NET ASSETS		$696,034,520
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$696,034,520 ÷ 69,488,857 shares outstanding, no par value, unlimited shares authorized		$10.02
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2015 (unaudited)
Investment Income:
Dividends (including $10,003,392 received from an affiliated holding and net of foreign taxes withheld of $164,676)			$18,412,170
Interest			4,964,007
TOTAL INCOME			23,376,177
Expenses:
Investment adviser fee (Note 5)		$2,568,285
Administrative fee (Note 5)		329,892
Custodian fees		31,155
Transfer agent fee		27,325
Directors'/Trustees' fees (Note 5)		2,449
Auditing fees		15,455
Legal fees		6,098
Portfolio accounting fees		82,844
Printing and postage		19,283
Miscellaneous (Note 5)		6,596
TOTAL EXPENSES		3,089,382
Reimbursement and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(539,762)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,608)
TOTAL REIMBURSEMENT AND REDUCTION		(541,370)
Net expenses			2,548,012
Net investment income			20,828,165
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(6,639,999)
Net realized gain on futures contracts			927,946
Net realized loss on swap contracts			(43,889)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(16,227,727)
Net change in unrealized depreciation of futures contracts			(2,034,688)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(24,018,357)
Change in net assets resulting from operations			$(3,190,192)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2015	Year Ended 12/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,828,165	$27,876,687
Net realized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(5,755,942)	12,283,024
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(18,262,415)	(22,642,996)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,190,192)	17,516,715
Distributions to Shareholders:
Distributions from net investment income	(28,593,500)	(16,297,881)
Distributions from net realized gain on investments	(3,066,671)	(34,307,764)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,660,171)	(50,605,645)
Share Transactions:
Proceeds from sale of shares	102,262,316	262,897,715
Net asset value of shares issued to shareholders in payment of distributions declared	31,660,171	50,605,645
Cost of shares redeemed	(55,048,176)	(79,470,869)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	78,874,311	234,032,491
Change in net assets	44,023,948	200,943,561
Net Assets:
Beginning of period	652,010,572	451,067,011
End of period (including undistributed net investment income of $20,625,008 and $28,390,343, respectively)	$696,034,520	$652,010,572
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2015 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) are each registered as a “commodity pool operator” with respect to operation of the Fund. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $308,291,622 and $61,821,843, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $347,467 and $86,866, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/09/2020	11/26/2013 – 1/30/2014	$400,000	$182,000
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$409,512*
Equity contracts	Receivable for daily variation margin	$(3,497,328)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$296,945
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(2,790,871)
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(1,029,076)	$—	$(1,029,076)
Foreign exchange contracts	—	—	(2,139,026)	(2,139,026)
Credit contracts	(43,889)	—	—	(43,889)
Equity contracts	—	1,957,022	—	1,957,022
TOTAL	$(43,889)	$927,946	$(2,139,026)	$(1,254,969)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$1,428,800	$—	$1,428,800
Foreign exchange contracts	—	296,945	296,945
Equity contracts	(3,463,488)	—	(3,463,488)
TOTAL	$(2,034,688)	$296,945	$(1,737,743)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2015	Year Ended 12/31/2014
Shares sold	9,803,879	24,348,355
Shares issued to shareholders in payment of distributions declared	3,088,797	4,966,207
Shares redeemed	(5,291,560)	(7,353,587)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	7,601,116	21,960,975
4. FEDERAL TAX INFORMATION
At June 30, 2015, the cost of investments for federal tax purposes was $676,274,264. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $4,048,807. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,313,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,362,196.
At December 31, 2014, the Fund had a capital loss carryforward of $2,791,732 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$1,610,350	NA	$1,610,350
2017	$1,181,382	NA	$1,181,382
As a result of the tax-free transfer of assets from Federated Equity Income Fund II, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee. Prior to August 14, 2014, Federated Equity Management Company of Pennsylvania acted as the sole Adviser to the Fund, with Federated Investment Management Company acting as Sub-Adviser.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The Fund agreed to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodity Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the annualized fee paid to FAS was 0.096% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2015, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.86% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $3,385,903.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2015, the Co-Advisers reimbursed $539,762. Transactions involving the affiliated holding during the six months ended June 30, 2015, were as follows:
Federated High Income Bond Fund II, Primary Shares
Balance of Shares Held 12/31/2014	24,725,686
Purchases/Additions	3,383,414
Sales/Reductions	—
Balance of Shares Held 6/30/2015	28,109,100
Value	$188,330,968
Dividend Income	$10,003,392
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated High Income Bond Fund II (IFHIBF), a portfolio of Federated Insurance Series, which is managed by Federated Investment Management Company, the Fund's Co-Adviser. The investment objective of IFHIBF is to achieve high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds. Income distributions from IFHIBF are declared and paid annually, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from IFHIBF are declared and paid annually, and are recorded by the Fund as capital gains.
6. expense reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2015, the Fund's expenses were reduced by $1,608 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2015, were as follows:
Purchases	$228,409,738
Sales	$184,360,291
Semi-Annual Shareholder Report

8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At June 30, 2015, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
United States	39.6%
United Kingdom	3.0%
Mexico	2.4%
Canada	2.3%
Brazil	1.6%
Turkey	1.0%
Other[1]	14.3%
1	Countries representing less than 1.0% have been aggregated under the designation “Other.”
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1,2]
Actual	$1,000	$996.20	$3.66
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$3.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.86% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.26 and $4.31 respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Managed Volatility Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract, under which three Federated entities will serve as co-advisers to the Fund (“Co-Advisers”), for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Co-Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers but also considered the allocation of that aggregate fee among the Co-Advisers and the rational for that allocation.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Co-Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent that specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual
Semi-Annual Shareholder Report

fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. The Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of, the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being undertaken by the Co-Advisers. The Board will continue to monitor these efforts and he performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In
Semi-Annual Shareholder Report

addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Co-Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Managed Volatility Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
G00433-03 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2015
Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2015 through June 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2015, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	46.0%
U.S. Government Agency Commercial Mortgage-Backed Securities	13.9%
U.S. Treasury Securities	18.4%
Non-Agency Commercial Mortgage-Backed Securities	6.2%
Non-Agency Mortgage-Backed Securities	6.9%
U.S. Government Agency Securities	3.7%
Asset-Backed Securities	2.7%
Repurchase Agreements—Collateral[2]	2.7%
Repurchase Agreements	3.1%
Other Assets and Liabilities—Net[3]	(3.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount			Value
		U.S. TREASURY—18.4%
		U.S. Treasury Bonds—2.4%
$750,000		2.500%, 2/15/2045	$657,100
1,000,000		2.750%, 8/15/2042	926,875
1,250,000		3.000%, 11/15/2044	1,216,699
1,500,000		3.375%, 5/15/2044	1,567,969
		TOTAL	4,368,643
		U.S. Treasury Notes—16.0%
5,000,000		0.500%, 8/31/2016	5,006,446
2,000,000		0.875%, 7/31/2019	1,956,875
4,000,000		1.375%, 2/29/2020 - 4/30/2020	3,957,637
2,000,000		1.500%, 8/31/2018	2,025,000
1,000,000		1.750%, 3/31/2022	980,222
5,500,000		2.000%, 2/15/2023 - 2/15/2025	5,394,058
2,000,000		2.375%, 8/15/2024	2,006,635
1,500,000		2.750%, 2/15/2024	1,554,576
5,500,000	[1]	3.125%, 5/15/2021	5,874,979
		TOTAL	28,756,428
		TOTAL U.S. TREASURY (IDENTIFIED COST $32,905,567)	33,125,071
		ASSET-BACKED SECURITIES—2.7%
		Auto Receivables—2.7%
1,223,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,225,145
1,725,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	1,732,083
2,030,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,024,421
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,968,998)	4,981,649
		GOVERNMENT AGENCIES—3.7%
		Federal Farm Credit System—0.7%
1,000,000		5.750%, 12/7/2028	1,276,725
		Federal Home Loan Bank System—0.9%
1,100,000		7.125%, 2/15/2030	1,534,587
		Federal Home Loan Mortgage Corporation—0.9%
1,500,000		5.625%, 11/23/2035	1,532,649
72,000		6.750%, 9/15/2029	103,138
		TOTAL	1,635,787
		Tennessee Valley Authority Bonds—1.2%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,248,747
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,627,578)	6,695,846
		MORTGAGE-BACKED SECURITIES—46.0%
		Federal Home Loan Mortgage Corporation—17.2%
2,515,509		3.000%, 8/1/2043	2,504,897
5,563,326		3.500%, 4/1/2042 - 9/1/2043	5,732,395
5,504,132		4.000%, 12/1/2041 - 1/1/2042	5,845,560
6,400,930		4.500%, 6/1/2019 - 4/1/2041	6,904,012
3,228,194		5.000%, 7/1/2019 - 6/1/2040	3,532,352
3,941,465		5.500%, 12/1/2020 - 3/1/2040	4,417,761
1,177,291		6.000%, 4/1/2016 - 7/1/2037	1,341,120
221,885		6.500%, 6/1/2022 - 5/1/2031	256,108
Semi-Annual Shareholder Report
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$309,110		7.000%, 12/1/2029 - 4/1/2032	$362,587
69,889		7.500%, 12/1/2030 - 1/1/2031	83,548
9,066		8.500%, 5/1/2030	11,126
3,340		9.000%, 2/1/2025 - 5/1/2025	3,988
		TOTAL	30,995,454
		Federal National Mortgage Association—17.2%
7,117,084		3.500%, 8/1/2042 - 9/1/2042	7,353,448
9,229,534		4.000%, 2/1/2041 - 4/1/2042	9,821,225
7,072,215		4.500%, 12/1/2019 - 2/1/2042	7,656,708
1,684,183		5.000%, 7/1/2034 - 7/1/2040	1,864,600
1,273,602		5.500%, 11/1/2021 - 4/1/2036	1,429,780
1,976,749		6.000%, 4/1/2016 - 3/1/2038	2,234,758
192,316		6.500%, 6/1/2029 - 11/1/2035	223,707
293,609		7.000%, 2/1/2024 - 4/1/2032	344,552
12,319		7.500%, 8/1/2028 - 2/1/2030	14,578
11,983		8.000%, 7/1/2030	14,575
		TOTAL	30,957,931
		Government National Mortgage Association—10.4%
2,000,000	[2]	3.000%, 7/20/2045	2,015,469
6,705,096		3.500%, 6/15/2042	6,961,251
5,095,372		4.500%, 6/20/2039 - 8/20/2040	5,551,368
851,554		5.000%, 7/15/2034	956,691
2,203,862		6.000%, 4/15/2032 - 7/20/2038	2,517,342
617,253		6.500%, 12/15/2023 - 5/15/2032	716,751
17,956		7.500%, 10/15/2029 - 3/20/2030	21,561
2,535		8.000%, 4/15/2030	3,044
		TOTAL	18,743,477
		Government Agency—1.2%
2,174,503	[3,4]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	2,100,002
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $78,542,310)	82,796,864
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.9%
		Non-Agency Mortgage-Backed Securities—6.9%
935,417		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	939,734
868,493		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	793,205
253,723		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	209,706
668,277	[3,4]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	668,585
2,221,538	[3,4]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,163,610
809,237	[3,4]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	819,028
1,555,706	[3,4]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,569,905
258,205		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	253,818
37,909		Sequoia Mortgage Trust 2010-H1, Class A1, 2.023%, 2/25/2040	38,262
104,546		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	104,398
594,935		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	597,913
1,042,272	[3,4]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,074,341
2,153,822	[3,4]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,172,896
1,208,119		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,052,845
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,780,580)	12,458,246
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—20.1%
		Agency Commercial Mortgage-Backed Securities—13.9%
$2,912,000	[3,4]	FREMF Mortgage Trust 2011-K701, 4.436%, 7/25/2048	$3,059,226
2,750,000	[3,4]	FREMF Mortgage Trust 2013-K502, 2.834%, 3/25/2045	2,785,734
1,410,000	[3,4]	FREMF Mortgage Trust 2014-K717, 3.754%, 11/25/2047	1,424,328
2,129,917		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	2,209,782
4,000,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,144,004
2,000,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,056,839
2,460,367		FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	2,497,971
6,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,182,776
683,255		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	687,068
		TOTAL	25,047,728
		Non-Agency Commercial Mortgage-Backed Securities—6.2%
867,744	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	870,492
3,329,844		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,373,748
2,141,908	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,178,635
2,046,126	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,076,335
1,148,458	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	1,152,836
1,456,888	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,477,944
		TOTAL	11,129,990
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $35,812,635)	36,177,718
		REPURCHASE AGREEMENTS—5.8%
3,511,000	[5]	Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416.	3,511,000
4,933,000		Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416 (purchased with proceeds from securities lending collateral).	4,933,000
2,018,000	[6]	Interest in $122,273,000 joint repurchase agreement 0.10%, dated 6/18/2015 under which Royal Bank of Scotland will repurchase a security provided as collateral for $122,283,869 on 7/20/2015. The security provided as collateral at the end of the period held with JPMorgan Chase tri-party agent, was a U.S. Treasury security maturing on 4/15/2019 and the market value of that underlying security was $124,725,660.	2,018,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	10,462,000
		TOTAL INVESTMENTS—103.6% (IDENTIFIED COST $181,632,650)[7]	186,697,394
		OTHER ASSETS AND LIABILITIES - NET—(3.6)%[8]	(6,544,852)
		TOTAL NET ASSETS—100%	$180,152,542
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $25,593,897, which represented 14.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $25,593,897, which represented 14.2% of total net assets.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $181,366,659.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
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4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.12	$10.95	$11.55	$11.66	$11.50	$11.45
Income From Investment Operations:
Net investment income	0.13[1]	0.27[1]	0.26[1]	0.30[1]	0.35[1]	0.37[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	0.23	(0.49)	0.03	0.29	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.50	(0.23)	0.33	0.64	0.57
Less Distributions:
Distributions from net investment income	(0.30)	(0.33)	(0.37)	(0.44)	(0.48)	(0.52)
Net Asset Value, End of Period	$10.83	$11.12	$10.95	$11.55	$11.66	$11.50
Total Return[2]	0.06%	4.62%	(2.05)%	2.98%	5.78%	5.17%
Ratios to Average Net Assets:
Net expenses	0.76%[3]	0.76%	0.76%	0.76%	0.74%	0.74%
Net investment income	2.31%[3]	2.45%	2.34%	2.60%	3.10%	3.25%
Expense waiver/reimbursement[4]	0.03%[3]	0.04%	0.03%	0.01%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,153	$187,012	$201,117	$246,569	$281,306	$306,894
Portfolio turnover	17%	51%	94%	127%	157%	138%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	11%	26%	38%	31%	51%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
June 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $4,806,801 of securities loaned (identified cost $181,632,650)		$186,697,394
Cash		579
Income receivable		622,313
Receivable for shares sold		10,984
TOTAL ASSETS		187,331,270
Liabilities:
Payable for investments purchased	$2,018,167
Payable for shares redeemed	215,004
Payable for collateral due to broker for securities lending	4,933,000
Accrued expenses (Note 5)	12,557
TOTAL LIABILITIES		7,178,728
Net assets for 16,627,814 shares outstanding		$180,152,542
Net Assets Consist of:
Paid-in capital		$173,771,600
Net unrealized appreciation of investments		5,064,744
Accumulated net realized loss on investments and futures contracts		(791,733)
Undistributed net investment income		2,107,931
TOTAL NET ASSETS		$180,152,542
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$180,152,542 ÷ 16,627,814 shares outstanding, no par value, unlimited shares authorized		$10.83
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Six Months Ended June 30, 2015 (unaudited)
Investment Income:
Interest (including income on securities loaned of $1,460)		$2,831,650
Expenses:
Investment adviser fee (Note 5)	$553,270
Administrative fee (Note 5)	72,140
Custodian fees	11,897
Transfer agent fee	9,084
Directors'/Trustees' fees (Note 5)	1,040
Auditing fees	11,406
Legal fees	4,592
Portfolio accounting fees	49,149
Printing and postage	16,374
Miscellaneous (Note 5)	3,071
TOTAL EXPENSES	732,023
Waiver of investment adviser fee (Note 5)	(26,695)
Net expenses		705,328
Net investment income		2,126,322
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		318,967
Net realized loss on futures contracts		(221,056)
Net change in unrealized appreciation of investments		(2,126,319)
Net change in unrealized depreciation of futures contracts		61,812
Net realized and unrealized loss on investments and futures contracts		(1,966,596)
Change in net assets resulting from operations		$159,726
See Notes which are an integral part of the Financial Statements
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8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2015	Year Ended 12/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,126,322	$4,757,534
Net realized gain on investments and futures contracts	97,911	438,049
Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,064,507)	3,745,144
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	159,726	8,940,727
Distributions to Shareholders:
Distributions from net investment income	(5,031,901)	(5,762,197)
Share Transactions:
Proceeds from sale of shares	12,316,847	20,359,676
Net asset value of shares issued to shareholders in payment of distributions declared	5,031,901	5,762,197
Cost of shares redeemed	(19,335,545)	(43,405,571)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,986,797)	(17,283,698)
Change in net assets	(6,858,972)	(14,105,168)
Net Assets:
Beginning of period	187,011,514	201,116,682
End of period (including undistributed net investment income of $2,107,931 and $5,013,510, respectively)	$180,152,542	$187,011,514
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
June 30, 2015 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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10

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
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11

At June 30, 2015, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $8,783,916. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$4,806,801	$4,933,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(221,056)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$61,812
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2015	Year Ended 12/31/2014
Shares sold	1,109,513	1,852,120
Shares issued to shareholders in payment of distributions declared	459,954	535,023
Shares redeemed	(1,752,209)	(3,948,603)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(182,742)	(1,561,460)
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12

4. FEDERAL TAX INFORMATION
At June 30, 2015, the cost of investments for federal tax purposes was $181,366,659. The net unrealized appreciation of investments for federal tax purposes was $5,330,735. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,438,569 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,107,834.
At December 31, 2014, the Fund had a capital loss carryforward of $924,358 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$826,078	$—	$826,078
2017	$ 98,280	NA	$ 98,280
As of December 31, 2014, for federal tax purposes, the Fund had $392,514 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the Adviser voluntarily waived $26,695 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.76% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2015, were as follows:
Purchases	$9,843,309
Sales	$2,354,697
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13

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report
14

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1]
Actual	$1,000	$1,000.60	$3.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.03	$3.81
1	Expenses are equal to the Fund's annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Semi-Annual Shareholder Report
15

Evaluation and Approval of Advisory Contract–May 2015
Federated Fund for U.S. Government Securities II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
Semi-Annual Shareholder Report
16

(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
17

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
18

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
20

Federated Fund for U.S. Government Securities II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2015
Share Class
Primary
Service

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2015 through June 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2015, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	11.7%
Health Care	9.4%
Media Entertainment	7.8%
Midstream	6.0%
Independent Energy	5.8%
Packaging	5.6%
Automotive	4.9%
Cable Satellite	4.8%
Wireless Communications	3.9%
Retailers	3.8%
Financial Institutions	3.7%
Food & Beverage	3.5%
Other[2]	27.4%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities—Net[4,5]	0.0%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Represents less than 0.1%.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.3%
		Aerospace/Defense—0.9%
$750,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$761,168
525,000		TransDigm, Inc., 5.50%, 10/15/2020	524,344
500,000		TransDigm, Inc., 7.50%, 7/15/2021	540,000
825,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	818,812
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	397,000
200,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	198,750
		TOTAL	3,240,074
		Automotive—4.9%
1,275,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	1,338,750
875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	923,125
175,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	198,625
275,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	290,125
1,350,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,228,500
1,275,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	1,258,702
100,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	101,227
250,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	259,762
175,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	171,365
950,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	973,750
800,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	860,000
825,000		Lear Corp., 4.75%, 1/15/2023	816,750
625,000		Lear Corp., 5.25%, 1/15/2025	617,187
250,000		Lear Corp., 5.375%, 3/15/2024	255,000
1,275,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	1,364,250
475,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	476,188
350,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	343,000
400,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	404,000
1,075,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,165,031
900,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	933,750
200,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	196,000
925,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	915,750
550,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	567,875
1,350,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	1,208,250
175,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	172,594
450,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	438,188
		TOTAL	17,477,744
		Building Materials—2.6%
450,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	466,875
1,075,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	1,099,187
575,000		Anixter International, Inc., 5.125%, 10/1/2021	587,219
450,000		Anixter International, Inc., 5.625%, 5/1/2019	479,813
850,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	882,725
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	254,375
300,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	318,750
225,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	229,781
675,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	722,250
1,275,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	1,367,437
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$900,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	$911,250
700,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	731,500
275,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	282,563
350,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	367,500
575,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	575,000
		TOTAL	9,276,225
		Cable Satellite—4.8%
300,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	298,590
775,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	778,391
175,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	170,844
400,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	391,500
1,225,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,117,047
450,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	410,344
350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	348,950
625,000		Charter Communications Holdings II, 5.125%, 2/15/2023	610,937
850,000		Charter Communications Holdings II, 5.75%, 1/15/2024	858,500
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	235,125
2,050,000		DISH DBS Corp., 5.875%, 7/15/2022	2,014,125
450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	433,406
675,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	566,156
775,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	639,375
1,150,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,059,437
1,800,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,599,750
1,125,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,111,641
425,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	419,156
550,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	547,250
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	971,969
275,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	288,063
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	871,875
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	933,750
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	200,500
300,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	295,125
		TOTAL	17,171,806
		Chemicals—2.4%
850,000		Ashland, Inc., 4.75%, 8/15/2022	837,250
325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	323,375
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	668,250
1,150,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,234,812
600,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	584,250
525,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	530,250
100,000		Georgia Gulf Corp., 4.875%, 5/15/2023	96,875
625,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	576,563
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	703,313
700,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	701,750
725,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	715,937
1,225,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,270,937
250,000	[1,2]	WR Grace & Co. - Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	252,500
250,000	[1,2]	WR Grace & Co. - Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	254,063
		TOTAL	8,750,125
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—0.8%
$1,175,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	$917,969
350,000		United Rentals, Inc., 4.625%, 7/15/2023	344,522
175,000		United Rentals, Inc., 5.75%, 11/15/2024	173,250
1,200,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,164,000
175,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	179,594
		TOTAL	2,779,335
		Consumer Cyclical Services—1.7%
650,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	627,250
825,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	796,125
1,600,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,536,000
950,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	947,625
550,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	544,500
1,184,000		ServiceMaster Co., 7.00%, 8/15/2020	1,256,520
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	290,125
250,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	253,750
		TOTAL	6,251,895
		Consumer Products—2.5%
1,875,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,987,500
1,025,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	789,250
1,150,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	1,081,000
875,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	938,437
1,200,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	1,206,000
300,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	312,750
1,125,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,187,437
550,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	561,000
775,000		Springs Industries, Inc., 6.25%, 6/1/2021	761,438
		TOTAL	8,824,812
		Diversified Manufacturing—1.0%
1,225,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,122,406
950,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	883,500
350,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	362,250
1,225,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,243,375
		TOTAL	3,611,531
		Financial Institutions—3.7%
800,000	[1,2]	Aercap Ireland Capital Ltd/AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	806,000
200,000		Aercap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	200,500
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	1,293,500
950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	914,375
400,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	395,500
625,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	628,906
475,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	509,438
850,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	880,813
150,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	156,750
750,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	740,625
1,625,000	[1,2]	Hockey Merger Sub 2 Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,661,562
750,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	750,000
1,050,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,063,125
1,500,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,625,625
500,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	442,500
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$1,250,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	$1,200,000
		TOTAL	13,269,219
		Food & Beverage—3.5%
2,100,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	2,121,000
1,575,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	1,647,253
450,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	444,938
775,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	792,437
1,875,000		HJ Heinz Co., 4.25%, 10/15/2020	1,914,844
350,000	[1,2]	HJ Heinz Co., Series 144A, 4.875%, 2/15/2025	381,938
1,625,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	1,604,687
1,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,098,031
115,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.25%, 8/1/2018	117,013
75,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	77,625
100,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	101,000
2,025,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,116,125
		TOTAL	12,416,891
		Gaming—3.4%
375,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	375,000
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	478,688
625,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	643,750
500,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	395,000
400,000		Churchill Downs, Inc., 5.375%, 12/15/2021	412,000
625,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	639,062
450,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	464,625
1,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,160,250
725,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	770,167
675,000		MGM Resorts International, 6.00%, 3/15/2023	685,125
875,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	920,937
1,450,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	1,468,125
775,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	826,344
425,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	468,563
613,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	647,481
565,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	605,963
1,175,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,263,125
		TOTAL	12,224,205
		Health Care—9.4%
925,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	874,125
1,175,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,189,687
1,575,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,667,531
725,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	740,406
200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	193,000
750,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	738,750
650,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	691,438
1,475,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,489,750
600,000		HCA, Inc., 4.75%, 5/1/2023	609,000
1,675,000		HCA, Inc., 5.00%, 3/15/2024	1,708,500
675,000		HCA, Inc., Bond, 5.875%, 3/15/2022	735,750
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	532,000
2,025,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,050,312
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,050,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	$1,207,500
725,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	753,547
550,000		Hologic, Inc., 6.25%, 8/1/2020	569,264
450,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	460,688
1,250,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,296,875
775,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	802,125
1,900,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	1,945,125
775,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	825,375
350,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	378,000
2,550,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	2,256,750
1,000,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	1,007,500
900,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	904,500
575,000	[1,2]	THC Escrow Corp. II, Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	587,578
675,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	686,948
1,525,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,673,687
1,050,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,031,625
725,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	720,469
775,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	827,313
1,450,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	1,502,562
825,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	868,312
		TOTAL	33,525,992
		Independent Energy—5.8%
800,000		Antero Resources Corp., 6.00%, 12/1/2020	812,000
275,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	261,250
275,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	267,094
450,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	438,750
975,000		Approach Resources, Inc., 7.00%, 6/15/2021	882,375
350,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	294,000
200,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	174,250
1,100,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	950,125
50,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	50,375
1,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,242,562
225,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	163,125
175,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	143,500
75,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	68,250
75,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	68,250
1,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	1,323,000
250,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	267,500
175,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	184,625
250,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2023	251,563
650,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	699,562
550,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	181,500
300,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	99,000
975,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,026,187
50,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 5/1/2023	50,875
350,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	346,937
325,000		Laredo Petroleum, 5.625%, 1/15/2022	323,375
225,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	230,063
175,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	185,063
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,300,000		Legacy Reserves, 6.625%, 12/1/2021	$1,059,500
550,000		Linn Energy LLC, 6.50%, 5/15/2019	446,875
325,000		Linn Energy LLC, 6.50%, 9/15/2021	243,750
350,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	273,875
200,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	157,500
675,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	685,125
1,225,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,108,625
400,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	400,000
50,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	51,000
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	650,000
475,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	488,062
150,000		Range Resources Corp., 5.00%, 8/15/2022	147,750
300,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	295,500
572,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	557,786
850,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	847,875
275,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	261,938
325,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	322,498
175,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	74,848
500,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	222,500
550,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	237,875
775,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	549,010
850,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	847,875
		TOTAL	20,914,923
		Industrial - Other—2.1%
500,000	[1,2]	ATS Automation Tooling Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 6/15/2023	511,875
900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	877,500
925,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	922,687
750,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	742,500
375,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	372,773
1,000,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	950,000
817,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	855,808
1,275,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,329,187
125,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	126,250
725,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	732,250
		TOTAL	7,420,830
		Leisure—0.9%
175,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 9/15/2021	183,750
225,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	232,312
650,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	660,530
175,000		Cinemark USA, Inc., 5.125%, 12/15/2022	174,125
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	269,500
425,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	431,354
1,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	1,127,500
		TOTAL	3,079,071
		Lodging—0.4%
325,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	353,844
350,000	[1,2]	Esh Hospitality, Inc., Series 144A, 5.25%, 5/1/2025	342,125
600,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	626,220
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—continued
$150,000	[1,2]	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2023	$147,750
		TOTAL	1,469,939
		Media Entertainment—7.8%
475,000		AMC Networks, Inc., 7.75%, 7/15/2021	515,375
450,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	451,688
100,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	101,500
675,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	692,719
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	285,656
1,150,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,052,250
275,000		Clear Channel Worldwide, 6.50%, 11/15/2022	282,563
1,650,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	1,724,250
1,100,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,163,250
575,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	529,719
1,250,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	1,300,000
775,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	835,062
250,000		Gannett Co., Inc., 5.125%, 10/15/2019	258,125
950,000		Gannett Co., Inc., 6.375%, 10/15/2023	992,750
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	99,500
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	99,250
1,350,000		Gray Television, Inc., 7.50%, 10/1/2020	1,436,062
325,000		Lamar Media Corp., 5.00%, 5/1/2023	323,375
425,000		Lamar Media Corp., 5.875%, 2/1/2022	442,000
200,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	203,750
1,100,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	1,116,500
1,000,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	1,027,500
900,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	915,750
725,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	724,094
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	887,625
1,000,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,013,750
725,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	713,219
800,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	732,000
1,450,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,422,812
150,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	149,625
1,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	1,343,062
300,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	308,250
400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	405,000
675,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	654,750
1,350,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,390,500
750,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	727,500
750,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	745,313
925,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	934,250
		TOTAL	28,000,344
		Metals & Mining—0.5%
475,000		ArcelorMittal SA, 6.125%, 6/1/2025	474,703
250,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	251,750
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	99,750
450,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	451,125
500,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	534,375
		TOTAL	1,811,703
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—6.0%
$725,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	$716,301
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	123,028
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	510,000
500,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	517,500
375,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	396,707
275,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	282,288
550,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	573,375
2,350,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	2,448,700
450,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	454,500
500,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	501,250
825,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	831,187
750,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	781,406
400,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	401,000
1,250,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	1,330,202
600,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	589,500
575,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	563,500
425,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	418,625
250,000		Regency Energy Partners LP, 4.50%, 11/1/2023	242,500
475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	482,676
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	204,560
875,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	859,687
575,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	559,187
1,725,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	1,768,125
225,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	225,351
300,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	312,000
750,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	745,312
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	555,500
698,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	748,605
275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	275,688
800,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	768,000
50,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	52,625
150,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	149,250
325,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	333,938
470,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	485,275
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	340,438
50,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	52,125
200,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	208,000
575,000	[1,2]	Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 2/15/2023	595,125
		TOTAL	21,403,036
		Oil Field Services—0.3%
650,000		Cgg SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	542,750
600,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	444,000
		TOTAL	986,750
		Packaging—5.6%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,166,000
400,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.286%, 12/15/2019	390,500
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	590,812
70,588	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	72,353
200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	201,500
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	$422,000
850,000		Ball Corp., 4.00%, 11/15/2023	792,625
500,000		Ball Corp., 5.00%, 3/15/2022	503,750
350,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	347,812
850,000		Berry Plastics Corp., 5.125%, 7/15/2023	830,875
1,800,000		Berry Plastics Corp., 5.50%, 5/15/2022	1,811,250
100,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	100,188
150,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	150,563
1,425,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	1,474,875
1,350,000		Crown Americas LLC, 4.50%, 1/15/2023	1,281,663
200,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	209,500
675,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	754,312
950,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	969,000
150,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	148,688
575,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	564,219
1,250,000		Reynolds Group Issuer, Inc./ LLC/LU, 5.75%, 10/15/2020	1,284,375
1,700,000		Reynolds Group, 8.25%, 2/15/2021	1,772,250
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	298,500
875,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	865,156
600,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	606,750
425,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	420,750
125,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	126,250
1,750,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,706,250
		TOTAL	19,862,766
		Paper—0.5%
775,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	738,187
625,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	614,062
275,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	277,063
		TOTAL	1,629,312
		Pharmaceuticals—3.3%
50,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	49,500
1,000,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	1,021,250
650,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	666,250
1,225,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	1,231,125
1,350,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	1,382,062
975,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	1,040,813
150,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	153,195
450,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	421,875
300,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	292,125
375,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	377,813
450,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	463,545
1,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,761,094
200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	202,500
50,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	51,750
1,200,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	1,231,500
1,375,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	1,419,687
		TOTAL	11,766,084
		Refining—0.4%
525,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	527,625
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Refining—continued
$850,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	$858,500
		TOTAL	1,386,125
		Restaurants—1.4%
575,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	567,812
2,000,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	2,060,000
850,000		NPC INTL/OPER CO. A&B, Inc., 10.50%, 1/15/2020	894,625
1,650,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,674,750
		TOTAL	5,197,187
		Retailers—3.8%
1,550,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	1,565,500
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	897,345
1,675,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	1,758,750
725,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	761,250
100,000	[1,2]	Family Tree Escrow LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 3/1/2020	105,125
575,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	517,500
425,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	402,156
625,000		Limited Brands, Inc., 5.625%, 10/15/2023	659,375
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	660,938
1,575,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,653,750
1,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,159,656
975,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,004,250
950,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	995,125
750,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	775,312
325,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	339,625
250,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	266,250
		TOTAL	13,521,907
		Technology—11.7%
775,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	658,750
375,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	332,813
975,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	793,406
650,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	614,250
925,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	943,500
1,100,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	785,125
200,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	207,250
750,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	738,750
950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	942,875
675,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	674,156
625,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	610,156
1,000,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	1,041,250
875,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	669,375
950,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	1,009,375
325,000	[1,2]	DataTel Inc., Series 144A, 9.625%, 12/1/2018	330,281
650,000		Emdeon, Inc., 11.00%, 12/31/2019	707,687
1,100,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	1,134,375
244,000		First Data Corp., 11.25%, 1/15/2021	271,450
275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	290,813
2,775,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,957,109
250,000		Flextronics International Ltd., 5.00%, 2/15/2023	257,870
112,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	118,720
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$550,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	$584,375
1,225,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,205,094
250,000		IAC Interactive Corp., 4.875%, 11/30/2018	258,750
1,700,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,723,375
2,425,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	2,443,187
1,525,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	1,559,312
775,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	782,750
300,000		Iron Mountain, Inc., 5.75%, 8/15/2024	301,313
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	471,375
900,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	891,000
250,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	253,750
325,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	257,969
275,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	260,391
675,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	648,844
450,000		NCR Corp., 6.375%, 12/15/2023	478,688
500,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	503,125
675,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	686,812
175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	180,906
225,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	234,844
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	208,500
1,275,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,287,750
725,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	719,562
375,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	379,688
375,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	387,656
300,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	292,875
1,675,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	1,727,344
475,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	489,844
1,875,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	1,942,969
1,175,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,039,875
775,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	793,019
1,100,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,104,455
725,000		Verisign, Inc., 4.625%, 5/1/2023	697,812
1,025,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	1,112,125
		TOTAL	41,998,670
		Transportation Services—0.5%
1,250,000		HDTFS, Inc., 6.25%, 10/15/2022	1,275,000
150,000		Hertz Corp., 5.875%, 10/15/2020	152,625
200,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	206,880
		TOTAL	1,634,505
		Utility - Electric—1.2%
1,450,000		Calpine Corp., 5.75%, 1/15/2025	1,415,562
175,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	185,938
425,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	451,563
17,249	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	17,377
650,000		NRG Energy, Inc., 6.25%, 5/1/2024	648,375
475,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	498,750
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	481,500
575,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	586,500
		TOTAL	4,285,565
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—3.9%
$1,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	$1,018,500
825,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	777,562
575,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	560,625
225,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	219,375
275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	265,821
1,575,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,582,875
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	232,875
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	52,250
1,025,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,068,562
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	78,000
800,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	843,000
1,375,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,182,500
1,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,278,125
525,000		Sprint Corp., 7.125%, 6/15/2024	488,303
1,075,000		Sprint Corp., 7.875%, 9/15/2023	1,050,812
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	327,060
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	893,344
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	390,469
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	282,219
375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	385,781
775,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	802,125
		TOTAL	13,780,183
		Wireline Communications—0.6%
225,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	223,875
425,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	452,094
600,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	642,720
850,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	820,250
150,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	157,680
		TOTAL	2,296,619
		TOTAL CORPORATE BONDS (IDENTIFIED COST $355,283,735)	351,265,373
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	11,350
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,520)	11,350
		REPURCHASE AGREEMENT—1.7%
$5,862,000		Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416. (AT COST)	5,862,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $361,195,255)[7]	357,138,723
		OTHER ASSETS AND LIABILITIES - NET—0.0%[8]	147,520
		TOTAL NET ASSETS—100%	$357,286,243
Semi-Annual Shareholder Report
13

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $167,190,611, which represented 46.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $165,463,984, which represented 46.3% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	The cost of investments for federal tax purposes amounts to $361,794,424.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$351,265,373	$0	$351,265,373
Equity Securities:
Common Stocks
International	—	—	11,350	11,350
Repurchase Agreement	—	5,862,000	—	5,862,000
TOTAL SECURITIES	$—	$357,127,373	$11,350	$357,138,723
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.91	$7.15	$7.17	$6.76	$7.03	$6.67
Income From Investment Operations:
Net investment income[1]	0.19	0.39	0.44	0.49	0.53	0.56
Net realized and unrealized gain (loss) on investments	(0.01)	(0.20)	0.04	0.46	(0.18)	0.36
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.19	0.48	0.95	0.35	0.92
Less Distributions:
Distributions from net investment income	(0.39)	(0.43)	(0.50)	(0.54)	(0.62)	(0.56)
Net Asset Value, End of Period	$6.70	$6.91	$7.15	$7.17	$6.76	$7.03
Total Return[2]	2.64%	2.69%	6.99%	14.70%	5.17%	14.73%
Ratios to Average Net Assets:
Net expenses	0.76%[3]	0.77%	0.79%	0.77%	0.79%	0.78%
Net investment income	5.53%[3]	5.60%	6.21%	7.14%	7.77%	8.41%
Expense waiver/reimbursement[4]	—	—	—	0.00%[5]	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$300,323	$287,649	$246,994	$205,500	$157,842	$164,640
Portfolio turnover	15%	33%	32%	33%	38%	45%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.87	$7.11	$7.13	$6.73	$7.00	$6.65
Income From Investment Operations:
Net investment income[1]	0.18	0.38	0.42	0.47	0.51	0.54
Net realized and unrealized gain (loss) on investments	(0.00)[2]	(0.21)	0.04	0.45	(0.18)	0.36
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.17	0.46	0.92	0.33	0.90
Less Distributions:
Distributions from net investment income	(0.37)	(0.41)	(0.48)	(0.52)	(0.60)	(0.55)
Net Asset Value, End of Period	$6.68	$6.87	$7.11	$7.13	$6.73	$7.00
Total Return[3]	2.66%	2.42%	6.73%	14.31%	4.92%	14.38%
Ratios to Average Net Assets:
Net expenses	1.01%[4]	1.02%	1.04%	1.02%	1.04%	1.03%
Net investment income	5.27%[4]	5.35%	5.97%	6.88%	7.50%	8.16%
Expense waiver/reimbursement[5]	—	—	—	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$56,963	$57,999	$64,085	$76,202	$71,867	$84,800
Portfolio turnover	15%	33%	32%	33%	38%	45%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2015 (unaudited)
Assets:
Total investment in securities, at value (identified cost $361,195,255)		$357,138,723
Cash		283
Income receivable		5,645,255
Receivable for investments sold		234,201
Receivable for shares sold		25,848
TOTAL ASSETS		363,044,310
Liabilities:
Payable for investments purchased	$2,055,938
Payable for shares redeemed	3,677,490
Payable for distribution services fee (Note 5)	11,966
Accrued expenses (Note 5)	12,673
TOTAL LIABILITIES		5,758,067
Net assets for 53,350,571 shares outstanding		$357,286,243
Net Assets Consist of:
Paid-in capital		$373,227,283
Net unrealized depreciation of investments		(4,056,532)
Accumulated net realized loss on investments		(21,631,461)
Undistributed net investment income		9,746,953
TOTAL NET ASSETS		$357,286,243
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$300,322,815 ÷ 44,817,488 shares outstanding, no par value, unlimited shares authorized		$6.70
Service Shares:
$56,963,428 ÷ 8,533,083 shares outstanding, no par value, unlimited shares authorized		$6.68
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2015 (unaudited)
Investment Income:
Interest		$11,189,484
Dividends		3,062
TOTAL INCOME		11,192,546
Expenses:
Investment adviser fee (Note 5)	$1,067,949
Administrative fee (Note 5)	139,250
Custodian fees	8,836
Transfer agent fee	16,581
Directors'/Trustees' fees (Note 5)	1,758
Auditing fees	14,777
Legal fees	4,592
Portfolio accounting fees	72,239
Distribution services fee (Note 5)	72,814
Printing and postage	25,210
Miscellaneous (Note 5)	5,237
TOTAL EXPENSES	1,429,243
Net expenses		1,429,243
Net investment income		9,763,303
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(2,299,711)
Net change in unrealized depreciation of investments		1,655,816
Net realized and unrealized loss on investments		(643,895)
Change in net assets resulting from operations		$9,119,408
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2015	Year Ended 12/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,763,303	$18,717,886
Net realized gain (loss) on investments	(2,299,711)	4,877,916
Net change in unrealized appreciation/depreciation of investments	1,655,816	(16,062,110)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,119,408	7,533,692
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(16,404,431)	(14,916,828)
Service Shares	(3,072,404)	(3,728,834)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,476,835)	(18,645,662)
Share Transactions:
Proceeds from sale of shares	49,557,617	143,957,405
Net asset value of shares issued to shareholders in payment of distributions declared	9,473,444	11,958,275
Cost of shares redeemed	(37,035,749)	(110,233,943)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,995,312	45,681,737
Change in net assets	11,637,885	34,569,767
Net Assets:
Beginning of period	345,648,358	311,078,591
End of period (including undistributed net investment income of $9,746,953 and $19,460,485, respectively)	$357,286,243	$345,648,358
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2015 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares may bear distribution services fees unique to that class.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/2/2013–2/9/2015	$843,000	$669,375
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$17,249	$17,377
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$737,477	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010–1/10/2013	$1,258,156	$1,039,875
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2015		Year Ended 12/31/2014
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	6,474,652	$44,343,110	16,865,839	$118,315,427
Shares issued to shareholders in payment of distributions declared	958,239	6,401,040	1,194,404	8,229,441
Shares redeemed	(4,245,944)	(29,318,900)	(10,995,390)	(76,950,842)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	3,186,947	$21,425,250	7,064,853	$49,594,026

	Six Months Ended 6/30/2015		Year Ended 12/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	765,403	$5,214,507	3,674,963	$25,641,978
Shares issued to shareholders in payment of distributions declared	461,322	3,072,404	542,770	3,728,834
Shares redeemed	(1,131,296)	(7,716,849)	(4,795,305)	(33,283,101)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	95,429	$570,062	(577,572)	$(3,912,289)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,282,376	$21,995,312	6,487,281	$45,681,737
4. FEDERAL TAX INFORMATION
At June 30, 2015, the cost of investments for federal tax purposes was $361,794,424. The net unrealized depreciation of investments for federal tax purposes was $4,655,701. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,503,419 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,159,120.
At December 31, 2014, the Fund had a capital loss carryforward of $18,697,973 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$9,764,569	NA	$9,764,569
2018	$8,933,404	NA	$8,933,404
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$72,814
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2015, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.80% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $52,688 and $1,096,047, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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23

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2015, were as follows:
Purchases	$67,633,384
Sales	$51,272,125
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,026.40	$3.82
Service Shares	$1,000	$1,026.60	$5.08
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.03	$3.81
Service Shares	$1,000	$1,019.79	$5.06
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.76%
Service Shares	1.01%
Semi-Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2015
Federated High Income Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
Semi-Annual Shareholder Report
26

(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
27

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Federated High Income Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2015
Share Class
Primary
Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	36.4%
Information Technology	19.5%
Consumer Discretionary	10.6%
Financials	9.5%
Industrials	8.6%
Materials	6.2%
Consumer Staples	1.9%
Energy	0.6%
Telecommunication Services	0.4%
Utilities	0.3%
Securities Lending Collateral[2]	1.9%
Cash Equivalents[3]	5.8%
Other Assets and Liabilities—Net[4]	(1.7)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—93.7%
		Consumer Discretionary—10.6%
2,261	[1]	Amazon.com, Inc.	$981,477
22,600		Bloomin Brands, Inc.	482,510
18,482	[1]	Cnova NV	102,205
2,850		Cracker Barrel Old Country Store, Inc.	425,106
22,300		D.R. Horton, Inc.	610,128
21,742	[1]	Dave & Buster's Entertainment, Inc.	784,669
2,100	[1]	Dollar General Corp.	163,254
23,979		Hanesbrands, Inc.	798,980
3,400		Harman International Industries, Inc.	404,396
43,700	[1]	Hilton Worldwide Holdings, Inc.	1,203,935
57,500	[1]	La Quinta Holdings, Inc.	1,313,875
7,867	[1]	Metaldyne Performance Group, Inc.	142,786
5,500	[1]	Mohawk Industries, Inc.	1,049,950
16,700		Moncler SpA	308,755
590,000		NagaCorp Limited	437,740
20,000	[1]	One Group Hospitality, Inc./The	83,600
350	[1]	Priceline.com, Inc.	402,980
445,000		Samsonite International SA	1,534,895
34,900		Starbucks Corp.	1,871,163
1,800		Tractor Supply Co.	161,892
4,580		Whirlpool Corp.	792,569
22,221	[1]	Yoox SpA	718,605
		TOTAL	14,775,470
		Consumer Staples—1.9%
4,500		CVS Health Corp.	471,960
14,900	[1]	Hain Celestial Group, Inc.	981,314
42,100	[1]	Sprouts Farmers Market, Inc.	1,135,858
		TOTAL	2,589,132
		Energy—0.6%
8,900	[1]	Cheniere Energy, Inc.	616,414
6,012		US Silica Holdings, Inc.	176,512
		TOTAL	792,926
		Financials—9.5%
72,500		American International Group, Inc.	4,481,950
5,400		BlackRock, Inc.	1,868,292
29,250	[1]	CBRE Group, Inc.	1,082,250
11,000		Crown Castle International Corp.	883,300
2,000		Easterly Government Properties, Inc.	31,840
70,300		EverBank Financial Corp.	1,381,395
7,000		Housing Development Finance Corp. Ltd.	142,466
7,800		JPMorgan Chase	528,528
11,100		Macerich Co. (The)	828,060
6,926		National Storage Affiliates Trust	85,882
12,800		Ryman Hospitality Properties	679,808
22,400		Wells Fargo & Co.	1,259,776
		TOTAL	13,253,547
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—36.1%
10,500	[1]	Acadia Pharmaceuticals, Inc.	$439,740
2,900	[1]	Agios Pharmaceuticals, Inc.	322,306
43,600	[1]	Alkermes, Inc.	2,805,224
4,000	[1]	Allergan PLC	1,213,840
22,933	[1]	Amphastar Pharmaceuticals, Inc.	403,162
4,900	[1]	Amsurg Corp.	342,755
97,700	[1]	Arena Pharmaceuticals, Inc.	453,328
3,100	[1]	aTyr Pharma, Inc.	57,412
41,694	[1]	BioDelivery Sciences International, Inc.	331,884
5,900	[1]	Biogen, Inc.	2,383,246
63,800	[1,2]	Catalyst Pharmaceutical Partners, Inc.	263,494
5,200	[1]	Coherus Biosciences, Inc.	150,280
280,000	[1,2]	Corcept Therapeutics, Inc.	1,682,800
61,777	[1]	Dexcom, Inc.	4,940,925
17,600	[1]	Diplomat Pharmacy, Inc.	787,600
203,200	[1,2]	Dyax Corp.	5,384,800
39,400	[1,2]	Dynavax Technologies Corp.	922,945
22,463	[1,2,3]	Egalet Corp.	324,141
47,000	[1,2]	ExamWorks Group, Inc.	1,837,700
17,500	[1,3]	GW Pharmaceuticals PLC, ADR	2,149,700
22,400	[1,2]	Galapagos NV	1,148,584
21,127	[1,2,3]	Galapagos NV, ADR	1,088,041
2,200	[1]	Genfit	85,659
16,400		Gilead Sciences, Inc.	1,920,112
19,600	[1]	HealthEquity, Inc.	628,180
9,000	[1]	IDEXX Laboratories, Inc.	577,260
15,700	[1]	Illumina, Inc.	3,428,252
21,700	[1,3]	Inovalon Holdings, Inc.	605,430
12,600	[1]	Intersect ENT, Inc.	360,738
10,700	[1]	MacroGenics, Inc.	406,279
9,500		Medtronic PLC	703,950
44,611	[1,2,4]	Minerva Neurosciences, Inc.	258,744
76,900	[1]	Nektar Therapeutics	962,019
16,700	[1]	Neovasc, Inc.	114,228
24,300	[1,2]	Ocular Therapeutix, Inc.	511,029
20,479	[1,2]	Otonomy, Inc.	470,812
8,365	[1,2]	Otonomy, Inc.	192,311
39,500	[1,2]	Premier, Inc.	1,519,170
248,090	[1,2]	Progenics Pharmaceuticals, Inc.	1,850,752
144,399	[1,2]	Protalix Biotherapeutics, Inc.	281,578
9,500	[1]	Repligen Corp.	392,065
4,200	[1]	SAGE Therapeutics, Inc.	306,600
15,300	[1,2]	SCYNEXIS, Inc.	134,487
7,300		Shire Ltd.	586,797
2,600		Shire Ltd., ADR	627,874
5,700	[1,3]	Spark Therapeutics, Inc.	343,539
26,325	[1,2]	SteadyMed Ltd.	140,049
2,945	[1,2,4]	SteadyMed Ltd.	14,218
70,760	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	285,870
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
7,100	[1]	Ultragenyx Pharmaceutical, Inc.	$726,969
61,500	[1]	Veeva Systems, Inc.	1,723,845
18,500	[1]	Versartis, Inc.	281,570
213,000	[1,2,3]	Zogenix, Inc.	357,840
		TOTAL	50,232,133
		Industrials—8.6%
34,000		Air Lease Corp.	1,152,600
9,375		American Airlines Group, Inc.	374,390
8,100	[1]	Caesar Stone SDOT Yam Ltd.	555,174
6,600		Danaher Corp.	564,894
15,600		Hexcel Corp.	775,944
17,700		KAR Auction Services, Inc.	661,980
11,236	[1]	Kirby Corp.	861,352
6,800	[1]	Middleby Corp.	763,164
10,450	[1]	Milacron Holdings Corp.	205,656
27,700	[1]	RPX Corp.	468,130
8,100		Safran SA	548,472
66,300		Seibu Holdings, Inc.	1,539,984
5,250	[1]	Sensata Technologies B.V.	276,885
16,500	[1]	Spirit Airlines, Inc.	1,024,650
4,400	[1]	Teledyne Technologies, Inc.	464,244
8,700	[1]	Verisk Analytics, Inc.	633,012
9,000		Wabtec Corp.	848,160
8,900		West Corp.	267,890
		TOTAL	11,986,581
		Information Technology—19.5%
2,700	[1]	Adobe Systems, Inc.	218,727
12,600	[1]	Alibaba Group Holding Ltd., ADR	1,036,602
26,900		Amadeus IT Holding SA	1,071,029
12,500		Avago Technologies Ltd.	1,661,625
4,500	[1]	Baozun, Inc., ADR	48,465
28,300	[1,2,3]	ChannelAdvisor Corp.	338,185
7,700	[1]	Check Point Software Technologies Ltd.	612,535
7,400	[1]	CoStar Group, Inc.	1,489,324
13,337	[1]	Cvent, Inc.	343,828
12,955	[1]	Demandware, Inc.	920,841
33,525	[1]	Fitbit, Inc.	1,281,661
24,600	[1,3]	Fleetmatics Group PLC	1,152,018
10,138	[1]	GoDaddy, Inc.	285,790
13,600	[1]	GrubHub, Inc.	463,352
7,000	[1,3]	LendingClub Corp.	103,250
1,700	[1]	LinkedIn Corp.	351,271
33,800	[1]	Microsemi Corp.	1,181,310
12,700	[1]	Mobileye NV	675,259
25,300	[1]	NIC, Inc.	462,484
23,600	[1]	NXP Semiconductors NV	2,317,520
10,600	[1]	NetSuite, Inc.	972,550
9,225	[1]	Qorvo, Inc.	740,491
31,300	[1]	RADWARE Ltd.	694,860
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
6,700		SS&C Technologies Holdings, Inc.	$418,750
11,200	[1]	Salesforce.com, Inc.	779,856
18,600	[1]	ServiceNow, Inc.	1,382,166
66,700	[1,2,3]	Textura Corp.	1,856,261
15,300	[1]	Tyler Technologies, Inc.	1,979,514
25,000	[1]	Vantiv, Inc.	954,750
15,100	[1]	Workday, Inc.	1,153,489
2,300	[1,3]	Zillow Group, Inc.	199,502
		TOTAL	27,147,265
		Materials—6.2%
4,500		Air Products & Chemicals, Inc.	615,735
15,800		Eagle Materials, Inc.	1,206,014
12,800		LyondellBasell Investment LLC	1,325,056
19,450		Martin Marietta Materials	2,752,370
5,100		Sherwin-Williams Co.	1,402,602
18,200		Westlake Chemical Corp.	1,248,338
		TOTAL	8,550,115
		Telecommunication Services—0.4%
18,700	[1]	Zayo Group Holdings, Inc.	480,964
		Utilities—0.3%
19,959	[1,2]	8point3 Energy Partners LP	371,637
		TOTAL COMMON STOCKS (IDENTIFIED COST $84,072,136)	130,179,770
		WARRANTS—0.1%
		Health Care—0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	105
59,342	[1,6]	BioNano Genomics, Inc., Warrants	24
44,611	[1,2]	Minerva Neurosciences, Inc., Warrants	79,867
128,250	[1,2]	Zogenix, Inc., Warrants	85,414
		TOTAL WARRANTS (IDENTIFIED COST $6,265)	165,410
		CORPORATE BOND—0.1%
		Health Care—0.1%
$95,000	[2,4,5]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $95,000)	73,568
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
4,154	[1,4,6]	aTyr Pharma, Inc., Series E	63,369
142,420	[1,4,6]	BioNano Genomics, Inc., Pfd., Series C	80,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $245,000)	143,369
		REPURCHASE AGREEMENTS—7.7%
8,045,000		Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416.	8,045,000
Semi-Annual Shareholder Report
5

Shares or Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$2,624,000	Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416 (purchased with proceeds from securities lending collateral).	$2,624,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	10,669,000
	TOTAL INVESTMENTS—101.7% (IDENTIFIED COST $95,087,401)[7]	141,231,117
	OTHER ASSETS AND LIABILITIES - NET—(1.7)%[8]	(2,292,538)
	TOTAL NET ASSETS—100%	$138,938,579
1	Non-income-producing security.
2	Affiliated companies.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $489,899, which represented 0.4% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $73,568, which represented 0.1% of total net assets.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$104,659,246[1]	$—	$—	$104,659,246
International	17,383,320	8,137,204	—	25,520,524
Warrants	—	165,386	24	165,410
Preferred Stocks
Domestic	—	—	143,369	143,369
International	—	—	—	—
Debt Securities:
Corporate Bond	—	73,568	—	73,568
Repurchase Agreements	—	10,669,000	—	10,669,000
TOTAL SECURITIES	$122,042,566	$19,045,158	$143,393	$141,231,117
1	Includes $250,925 of a common stock security transferred from Level 3 to Level 1 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.92	$19.22	$15.06	$12.84	$14.96	$12.69
Income From Investment Operations:
Net investment income (loss)	(0.08)[1]	(0.15)[1]	(0.12)[1]	(0.05)[1]	(0.09)[1]	0.09[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.35	1.91	5.76	2.27	(1.88)	2.19
TOTAL FROM INVESTMENT OPERATIONS	2.27	1.76	5.64	2.22	(1.97)	2.28
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.15)	(0.01)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(2.79)	(2.06)	(1.48)	—	—	—
TOTAL DISTRIBUTIONS	(2.79)	(2.06)	(1.48)	—	(0.15)	(0.01)
Net Asset Value, End of Period	$18.40	$18.92	$19.22	$15.06	$12.84	$14.96
Total Return[2]	12.36%	9.71%	40.12%	17.29%	(13.28)%	17.99%
Ratios to Average Net Assets:
Net expenses	1.53%[3,4]	1.53%[4]	1.53%[4]	1.53%[4]	1.53%[4]	1.53%[4]
Net investment income (loss)	(0.91)%[3]	(0.83)%	(0.75)%	(0.34)%	(0.65)%	0.67%
Expense waiver/reimbursement[5]	0.01%[3]	0.09%	0.25%	0.34%	0.29%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,945	$49,425	$53,392	$43,192	$43,025	$62,352
Portfolio turnover	32%	51%	71%	65%	63%	58%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53%, 1.53%, 1.53%, 1.53% and 1.53% for the six months ended June 30, 2015 and for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.39	$18.78	$14.79	$12.64	$14.73	$12.51
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.19)[1]	(0.16)[1]	(0.09)[1]	(0.13)[1]	0.06[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.29	1.86	5.63	2.24	(1.84)	2.16
TOTAL FROM INVESTMENT OPERATIONS	2.19	1.67	5.47	2.15	(1.97)	2.22
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.12)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(2.79)	(2.06)	(1.48)	—	—	—
TOTAL DISTRIBUTIONS	(2.79)	(2.06)	(1.48)	—	(0.12)	—
Net Asset Value, End of Period	$17.79	$18.39	$18.78	$14.79	$12.64	$14.73
Total Return[2]	12.28%	9.43%	39.67%	17.01%	(13.49)%	17.75%
Ratios to Average Net Assets:
Net expenses	1.78%[3,4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]
Net investment income (loss)	(1.16)%[3]	(1.08)%	(1.00)%	(0.65)%	(0.90)%	0.47%
Expense waiver/reimbursement[5]	0.01%[3]	0.09%	0.25%	0.34%	0.29%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,993	$69,369	$70,159	$51,992	$97,552	$120,887
Portfolio turnover	32%	51%	71%	65%	63%	58%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78%, 1.78%, 1.78%, 1.78% and 1.78% for the six months ended June 30, 2015 and for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
June 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $2,531,458 of securities loaned and $21,476,297 of investment in affiliated companies (Note 5) (identified cost $95,087,401)		$141,231,117
Cash		766
Income receivable		57,354
Receivable for investments sold		652,688
Receivable for shares sold		347,332
TOTAL ASSETS		142,289,257
Liabilities:
Payable for investments purchased	$107,629
Payable for shares redeemed	572,888
Payable for collateral due to broker for securities lending	2,624,000
Payable for distribution services fee (Note 5)	17,425
Accrued expenses (Note 5)	28,736
TOTAL LIABILITIES		3,350,678
Net assets for 7,713,519 shares outstanding		$138,938,579
Net Assets Consist of:
Paid-in capital		$83,966,347
Net unrealized appreciation of investments		46,143,716
Accumulated net realized gain on investments and foreign currency transactions		9,495,220
Accumulated net investment income (loss)		(666,704)
TOTAL NET ASSETS		$138,938,579
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$51,945,192 ÷ 2,823,058 shares outstanding, no par value, unlimited shares authorized		$18.40
Service Shares:
$86,993,387 ÷ 4,890,461 shares outstanding, no par value, unlimited shares authorized		$17.79
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended June 30, 2015 (unaudited)
Investment Income:
Dividends (net of foreign taxes withheld of $2,617)			$340,056
Interest (including income on securities loaned of $47,093)			53,084
TOTAL INCOME			393,140
Expenses:
Investment adviser fee (Note 5)		$819,126
Administrative fee (Note 5)		49,296
Custodian fees		17,238
Transfer agent fee		7,020
Directors'/Trustees' fees (Note 5)		955
Auditing fees		15,455
Legal fees		4,841
Portfolio accounting fees		31,457
Distribution services fee (Note 5)		93,890
Printing and postage		18,276
Miscellaneous (Note 5)		10,021
TOTAL EXPENSES		1,067,575
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(6,739)
Waiver of other operating expenses (Note 5)	(250)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(742)
TOTAL WAIVERS AND REDUCTION		(7,731)
Net expenses			1,059,844
Net investment income (loss)			(666,704)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			10,319,872
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			4,771,835
Net realized and unrealized gain on investments and foreign currency transactions			15,091,707
Change in net assets resulting from operations			$14,425,003
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2015	Year Ended 12/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(666,704)	$(1,166,792)
Net realized gain on investments, futures contracts and foreign currency transactions	10,319,872	19,142,831
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	4,771,835	(7,237,445)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,425,003	10,738,594
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Primary Shares	(7,009,109)	(5,574,595)
Service Shares	(10,256,113)	(7,703,657)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,265,222)	(13,278,252)
Share Transactions:
Proceeds from sale of shares	25,240,115	23,466,662
Net asset value of shares issued to shareholders in payment of distributions declared	17,265,219	13,278,250
Cost of shares redeemed	(19,519,996)	(38,962,837)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,985,338	(2,217,925)
Change in net assets	20,145,119	(4,757,583)
Net Assets:
Beginning of period	118,793,460	123,551,043
End of period (including undistributed (distributions in excess of) net investment income of $(666,704) and $0, respectively)	$138,938,579	$118,793,460
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
June 30, 2015 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
13

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report
14

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At June 30, 2015, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2015, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$2,531,458	$2,624,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in
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connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
aTyr Pharma, Inc., Series E	3/31/2015	$44,999	$63,369
BioNano Genomics, Inc., Pfd., Series C	11/12/2014	$200,000	$80,000
Minerva Neurosciences, Inc.	3/31/2015	$214,579	$258,744
SteadyMed Ltd.	1/26/2015	$25,000	$14,218
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2015
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$23
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2015		Year Ended 12/31/2014
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	187,801	$3,425,799	160,666	$2,966,100
Shares issued to shareholders in payment of distributions declared	390,262	7,009,106	309,356	5,574,593
Shares redeemed	(367,892)	(6,892,588)	(635,426)	(11,557,224)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	210,171	$3,542,317	(165,404)	$(3,016,531)

	Six Months Ended 6/30/2015		Year Ended 12/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,224,788	$21,814,316	1,128,203	$20,500,562
Shares issued to shareholders in payment of distributions declared	590,450	10,256,113	438,705	7,703,657
Shares redeemed	(696,298)	(12,627,408)	(1,530,492)	(27,405,613)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,118,940	$19,443,021	36,416	$798,606
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,329,111	$22,985,338	(128,988)	$(2,217,925)
4. FEDERAL TAX INFORMATION
At June 30, 2015, the cost of investments for federal tax purposes was $95,087,401. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $46,143,716. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $48,620,737 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,477,021.
At December 31, 2014, the Fund had a capital loss carryforward of $218,981 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$218,981	NA	$218,981
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the Adviser voluntarily waived $6,739 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2015, the Sub-Adviser earned a fee of $671,683.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expense at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, distributions services fee for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$93,890	$(250)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2015, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2015, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustee.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) have voluntarily agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding acquired fund fees and expenses and dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended June 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,788 and $255,397, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended June 30, 2015, were as follows:
Affiliates	Balance of Shares or Par Value Held 12/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares or Par Value Held 6/30/2015	Value	Dividend Income
*BioDelivery Sciences International, Inc.	75,930	—	(34,236)	41,694	$331,884	$—
Catalyst Pharmaceutical Partners, Inc.	—	63,800	—	63,800	$263,494
ChannelAdvisor Corp.	33,687	—	(5,387)	28,300	$338,185	$—
Corcept Therapeutics, Inc.	244,838	35,162	—	280,000	$1,682,800	$—
*Corcept Therapeutics, Inc., Warrants	17,387	—	(17,387)	—	$—	$—
*Dexcom, Inc.	73,715	5,825	(17,763)	61,777	$4,940,925	$—
Dyax Corp.	251,400	13,293	(61,493)	203,200	$5,384,800	$—
Dynavax Technologies Corp.	37,200	9,777	(7,577)	39,400	$922,945	$—
*Dynavax Technologies Corp., Warrants	71,998	—	(71,998)	—	$—	$—
8point3 Energy Partners LP	—	19,959	—	19,959	$371,637
Egalet Corp.	23,100	—	(637)	22,463	$326,141	$—
ExamWorks Group, Inc.	48,727	3,000	(4,727)	47,000	$1,837,700	$—
Galapagos NV	11,568	10,832	—	22,400	$1,148,584
Galapagos NV, ADR	—	21,127	—	21,127	$1,088,041	$—
Minerva Neurosciences, Inc.	—	44,611	—	44,611	$258,744	$—
Minerva Neurosciences, Inc., Warrants	—	44,611	—	44,611	$79,867	$—
Ocular Therapeutix, Inc.	—	24,300	—	24,300	$511,029
Otonomy, Inc.	6,170	17,930	(3,621)	20,479	$470,812
Otonomy, Inc.	8,365	—	—	8,365	$192,311
Premier, Inc.	41,900	1,800	(4,200)	39,500	$1,519,170	$—
Progenics Pharmaceuticals, Inc.	248,090	—	—	248,090	$1,850,752	$—
Protalix Biotherapeutics, Inc.	178,172	—	(33,773)	144,399	$281,578	$—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A 4.50%, 9/15/2018	$95,000		—	95,000	$73,568	$—
SCYNEXIS, Inc.	—	15,300	—	15,300	$134,487	$—
SteadyMed Ltd.	—	26,325	—	26,325	$140,049	$—
SteadyMed Ltd.	—	2,945	—	2,945	$14,218	$—
Textura Corp.	64,200	4,000	(1,500)	66,700	$1,856,261	$—
Threshold Pharmaceuticals, Inc., Class THL	71,007	—	(247)	70,760	$285,870	$—
Zogenix, Inc.	470,424	—	(257,424)	213,000	$357,840	$—
Zogenix, Inc., Warrants	128,250	—	—	128,250	$85,414	$—
TOTAL OF AFFILIATED COMPANIES	2,201,128	364,597	(521,970)	2,043,755	$26,749,106	$—
*	At June 30, 2015, the Fund no longer has ownership of at least 5% of the voting shares.
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2015, the Fund's expenses were reduced by $742 under these arrangements.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2015, were as follows:
Purchases	$43,212,851
Sales	$37,778,054
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At June 30, 2015, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	75.6%
Netherlands Antilles	3.4%
Ireland	2.9%
United Kingdom	2.4%
Belgium	1.6%
Israel	1.4%
Singapore	1.2%
Japan	1.1%
Luxembourg	1.1%
China	0.8%
Spain	0.8%
Italy	0.7%
Cayman Islands	0.3%
France	0.5%
Canada	0.1%
India	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,123.60	$8.06
Service Shares	$1,000	$1,122.80	$9.37
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.21	$7.65
Service Shares	$1,000	$1,015.97	$8.90
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.53%
Service Shares	1.78%
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Evaluation and Approval of Advisory Contract–May 2015
Federated Kaufmann Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how
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the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. The Board noted that in May 2014, the Senior Officer proposed, and the Board subsequently approved, a reduction in the contractual advisory fee to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers which was
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believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the May 2015 Meetings, Federated proposed and the Board approved reductions to the subadvisory fees under the subadvisory contract for the Fund, effective as of the date of the previous contractual advisory fee reduction. Formerly, the contractual subadvisory fee was 1.175%. The new subadvisory fee will be 1.066%. This subadvisory fee represents 82% of the current gross advisory fee of 1.30%.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the subadvisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
23

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
24

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
25

Federated Kaufmann Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2015
Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2015 through June 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	40.1%
Variable Rate Demand Instruments	19.3%
Bank Instruments	13.1%
Repurchase Agreements and Other Repurchase Agreements	27.6%
Other Assets and Liabilities—Net[2,3]	(0.1)%
TOTAL	100.0%
At June 30, 2015, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.0%[5]
8-30 Days	17.7%
31-90 Days	25.1%
91-180 Days	18.9%
181 Days or more	3.4%
Other Assets and Liabilities—Net[2,3]	(0.1)%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 24.2% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.9%
		Finance - Automotive—0.2%
$222,946	[1,2]	Westlake Automobile Receivables Trust 2015-1, Class A1, 0.400%, 3/15/2016	$222,946
		Finance - Equipment—0.7%
822,771	[1,2]	Axis Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.520%, 4/20/2016	822,771
		TOTAL ASSET-BACKED SECURITIES	1,045,717
		BANK NOTE—2.5%
		Finance - Banking—2.5%
3,000,000		Bank of America N.A., 0.270%, 7/1/2015	3,000,000
		CERTIFICATES OF DEPOSIT—13.1%
		Finance - Banking—13.1%
3,000,000		ABN Amro Bank NV, 0.290% - 0.320%, 8/12/2015 - 9/15/2015	2,998,649
2,000,000		BNP Paribas SA, 0.250%, 8/5/2015	2,000,000
2,000,000		Bank of Nova Scotia, Toronto, 0.340%, 11/24/2015	2,000,000
2,900,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.300%, 10/5/2015 - 10/15/2015	2,900,000
3,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.300%, 10/19/2015	3,000,000
900,000		Standard Chartered Bank PLC, 0.270%, 8/27/2015	900,000
2,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	15,798,649
		COMMERCIAL PAPER—33.2%[3]
		Aerospace/Auto—0.5%
600,000	[1,2]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.500%, 7/24/2015	599,808
		Chemicals—0.3%
365,000		PPG Industries, Inc., 0.450%, 7/21/2015	364,909
		Electric Power—0.3%
335,000		Virginia Electric & Power Co., 0.390%, 7/27/2015	334,905
		Finance - Banking—15.0%
500,000		HSBC USA, Inc., 0.310%, 8/19/2015	499,789
6,000,000		ING (U.S.) Funding LLC, 0.260% - 0.280%, 8/4/2015 - 10/2/2015	5,996,865
3,000,000	[1,2]	J.P. Morgan Securities LLC, 0.331% - 0.401%, 7/17/2015 - 9/29/2015	2,997,853
3,000,000	[1,2]	LMA-Americas LLC, 0.280%, 9/18/2015 - 9/24/2015	2,998,063
1,500,000	[1,2]	Manhattan Asset Funding Company LLC, 0.280%, 7/1/2015	1,500,000
4,000,000		Standard Chartered Bank PLC, 0.280%, 9/3/2015 - 9/18/2015	3,997,892
		TOTAL	17,990,462
		Finance - Commercial—1.2%
1,500,000	[1,2]	Atlantic Asset Securitization LLC, 0.270%, 8/12/2015	1,499,528
		Finance - Retail—12.5%
3,000,000		American Express Credit Corp., 0.290%, 8/24/2015	2,998,695
3,000,000	[1,2]	Chariot Funding LLC, 0.421%, 2/16/2016	2,991,950
6,000,000	[1,2]	Sheffield Receivables Company LLC, 0.360%, 10/21/2015 - 11/3/2015	5,992,760
3,000,000	[1,2]	Starbird Funding Corp., 0.260%, 7/8/2015	2,999,848
		TOTAL	14,983,253
		Food & Beverage—0.4%
545,000	[1,2]	Agrium, Inc., 0.420%, 7/24/2015	544,854
		Oil & Oil Finance—0.7%
500,000	[1,2]	Enbridge (U.S.) Inc., (GTD by Enbridge, Inc.), 0.510%, 7/2/2015	499,993
400,000		Motiva Enterprises LLC, 0.440%, 7/10/2015	399,956
		TOTAL	899,949
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Retail—0.4%
$480,000	[1,2]	CVS Health Corp., 0.500%, 7/31/2015	$479,800
		Sovereign—1.7%
2,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 7/8/2015	1,999,894
		Telecommunications—0.2%
200,000	[1,2]	NBCUniversal Enterprise, Inc., (GTD by Comcast Corp.), 0.430%, 7/13/2015	199,971
		TOTAL COMMERCIAL PAPER	39,897,333
		CORPORATE BONDS—3.2%
		Finance - Banking—0.9%
750,000		Bank of America Corp., 1.500%, 10/9/2015	751,576
285,000		Bank of America Corp., 4.750%, 8/1/2015	285,975
		TOTAL	1,037,551
		Finance - Commercial—1.7%
2,000,000		General Electric Capital Corp., 2.250%, 11/9/2015	2,013,185
		Insurance—0.6%
750,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	753,899
		TOTAL CORPORATE BONDS	3,804,635
		CORPORATE NOTES—0.3%
		Oil & Oil Finance—0.3%
361,000		Shell International Finance B.V., 0.625%, 12/4/2015	361,332
		NOTES - VARIABLE—19.3%[4]
		Aerospace/Auto—3.3%
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.394%, 7/17/2015	2,000,000
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.425%, 8/27/2015	2,000,000
		TOTAL	4,000,000
		Finance - Banking—14.3%
1,000,000		Bank of Montreal, 0.335%, 7/20/2015	1,000,000
3,225,000		Connecticut HEFA, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.180%, 7/2/2015	3,225,000
195,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003 - B, (Fulton Bank, N.A. LOC), 1.000%, 7/2/2015	195,000
900,000		Natixis, 0.305%, 7/10/2015	900,000
1,000,000		Royal Bank of Canada, Montreal, 0.307%, 7/23/2015	1,000,000
1,000,000		Royal Bank of Canada, Montreal, 0.324%, 7/9/2015	1,000,000
2,000,000		State Street Bank and Trust Co., 0.324%, 7/1/2015	2,000,000
4,000,000		Sumitomo Mitsui Banking Corp., 0.285%, 7/10/2015	4,000,000
2,000,000		Toronto Dominion Bank, 0.275%, 7/20/2015	2,000,000
1,000,000		Toronto Dominion Bank, 0.335%, 7/6/2015	1,000,000
900,000		U.S. Bank, N.A., 0.396%, 7/22/2015	900,468
		TOTAL	17,220,468
		Finance - Retail—1.7%
2,000,000	[1,2]	Barton Capital LLC, 0.285%, 7/6/2015	2,000,000
		TOTAL NOTES—VARIABLE	23,220,468
		OTHER REPURCHASE AGREEMENTS—16.1%
		Finance - Banking—16.1%
1,000,000		Citigroup Global Markets, Inc., 0.558%, 7/1/2015, interest in a $75,000,000 collateralized loan agreement, dated 6/30/2015, in which a corporate bond and a U.S. government agency security with a market value of $76,501,169 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
2,600,000		Credit Suisse Securities (USA) LLC, 0.639% - 0.791%, 8/3/2015 - 9/18/2015, interest in a $325,000,000 collateralized loan agreement, dated 6/4/2015-6/22/2015, in which collateralized mortgage obligations with a market value of $331,645,103 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,600,000
5,800,000		HSBC Securities (USA), Inc., 0.253%, 7/1/2015, interest in a $160,000,000 collateralized loan agreement, dated 6/30/2015, in which corporate bonds with a market value of $163,205,406 have been received as collateral and held with BNY Mellon as tri-party agent.	5,800,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$2,000,000	J.P. Morgan Securities LLC, 0.355%, 7/1/2015, interest in a $250,000,000 collateralized loan agreement, dated 4/2/2015, in which asset-backed securities with a market value of $255,220,689 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$2,000,000
2,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355%, 7/1/2015, interest in a $205,000,000 collateralized loan agreement, dated 6/30/2015, in which certificates of deposits and commercial paper with a market value of $209,102,034 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
4,000,000	Mizuho Securities USA, Inc., 0.456% - 1.196%, 7/8/2015 - 9/21/2015, interest in a $297,000,000 collateralized loan agreement, dated 6/23/2015 - 6/24/2015, in which certificates of deposits, corporate bonds, medium term notes, U.S. Treasury securities and U.S. Treasury notes with a market value of $303,939,877 have been received as collateral and held with BNY Mellon as tri-party agent.	4,000,000
2,000,000	Wells Fargo Securities LLC, 0.456%, 7/20/2015, interest in a $200,000,000 collateralized loan agreement, dated 4/20/2015 in which collateralized mortgage obligations with a market value of $204,183,600 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	19,400,000
	REPURCHASE AGREEMENTS—11.5%
5,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.12%, dated 6/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,005,000 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2045 and the market value of those underlying securities was $1,544,471,583.	5,000,000
8,880,000	Interest in $2,500,000,000 joint repurchase agreement 0.13%, dated 6/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,009,028 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/16/2054 and the market value of those underlying securities was $2,560,099,223.	8,880,000
	TOTAL REPURCHASE AGREEMENTS	13,880,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	120,408,134
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(96,780)
	TOTAL NET ASSETS—100%	$120,311,354
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $29,103,938, which represented 24.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $29,103,938, which represented 24.2% of total net assets.
3	Discount rate at time of purchase.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.000[1]
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.000)[1]
Distributions from net realized gain on investments	—	—	—	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	—	—	—	—	—	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.26%	0.27%	0.40%	0.36%	0.41%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%[3]
Expense waiver/reimbursement[5]	0.37%[4]	0.42%	0.41%	0.26%	0.32%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,311	$132,678	$154,973	$174,541	$204,124	$213,825
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
June 30, 2015 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$33,280,000
Investment in securities	87,128,134
Total investment in securities, at amortized cost and fair value		$120,408,134
Income receivable		44,533
Receivable for shares sold		3,337
Prepaid expenses		17,058
TOTAL ASSETS		120,473,062
Liabilities:
Payable for shares redeemed	156,767
Bank overdraft	3,686
Payable to adviser (Note 5)	1,255
TOTAL LIABILITIES		161,708
Net assets for 120,311,188 shares outstanding		$120,311,354
Net Assets Consist of:
Paid-in capital		$120,310,737
Accumulated net realized gain on investments		617
TOTAL NET ASSETS		$120,311,354
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$120,311,354 ÷ 120,311,188 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended June 30, 2015 (unaudited)
Investment Income:
Interest		$189,525
Expenses:
Investment adviser fee (Note 5)	$312,603
Administrative fee (Note 5)	48,911
Custodian fees	10,328
Transfer agent fee	1,961
Directors'/Trustees' fees (Note 5)	929
Auditing fees	10,910
Legal fees	4,592
Portfolio accounting fees	22,852
Printing and postage	5,421
Miscellaneous (Note 5)	2,861
TOTAL EXPENSES	421,368
Waiver of investment adviser fee (Note 5)	(231,843)
Net expenses		189,525
Net investment income		—
Net realized gain on investments		800
Change in net assets resulting from operations		$800
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2015	Year Ended 12/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	800	282
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	800	282
Share Transactions:
Proceeds from sale of shares	26,607,812	82,602,288
Cost of shares redeemed	(38,974,960)	(104,898,328)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,367,148)	(22,296,040)
Change in net assets	(12,366,348)	(22,295,758)
Net Assets:
Beginning of period	132,677,702	154,973,460
End of period	$120,311,354	$132,677,702
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
June 30, 2015 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Prime Money Market Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Fund's Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2015	Year Ended 12/31/2014
Shares sold	26,607,812	82,602,288
Shares redeemed	(38,974,960)	(104,898,328)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(12,367,148)	(22,296,040)
4. FEDERAL TAX INFORMATION
At December 31, 2014, the Fund had a capital loss carryforward of $183 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$183	NA	$183
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the Adviser voluntarily waived $231,843 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.67% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the program was not utilized.
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9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
10. Subsequent event
On August 14, 2015, the Trustees approved changes to the structure of the Fund which will permit it to operate as a government money market fund under the amendments to Rule 2a-7 of the Act and to re-name the Fund the Federated Government Money Fund II. One of these changes, a proposal (the “Proposal”) to modify the Fund's fundamental concentration policy to eliminate the requirement that the Fund invest at least 25% of its assets in the financial services industry, requires shareholder approval. A meeting of shareholders of the Fund will be held on November 20, 2015, to vote on the Proposal. If the Proposal is approved, the Fund currently anticipates that these changes will be fully implemented during the second quarter of 2016.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.49
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.31	$1.51
1	Expenses are equal to the Fund's annualized net expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current Fee Limit of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.32 and $3.36, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Prime Money Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
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(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
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At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Money Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00433-05 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2015
Share Class
Primary
Service

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2015 through June 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.1%
Collateralized Mortgage Obligation	0.5%
Foreign Government Debt Securities	0.5%
Mortgage-Backed Securities[2]	0.1%
Municipal Bond	0.1%
Derivative Contracts[3]	0.1%
Cash Equivalents[4]	2.7%
Other Assets and Liabilities—Net[5]	0.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—95.1%
		Basic Industry - Chemicals—2.1%
$570,000		Albemarle Corp., 4.15%, 12/1/2024	$568,427
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	649,841
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	414,538
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	886,086
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,426,045
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,012,721
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	124,582
		TOTAL	5,082,240
		Basic Industry - Metals & Mining—5.4%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,080,000
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	885,000
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	104,516
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	573,765
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	962,081
660,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	687,225
300,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	314,625
80,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	78,800
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	228,877
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	908,683
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,050,600
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	644,000
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	286,513
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	440,429
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,180,962
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	493,280
1,570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,536,088
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,619,409
		TOTAL	13,074,853
		Basic Industry - Paper—0.3%
150,000		Westvaco Corp., 7.65%, 3/15/2027	163,540
500,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	528,299
		TOTAL	691,839
		Capital Goods - Aerospace & Defense—1.4%
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,710,069
395,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	378,682
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	329,629
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	739,375
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	306,485
		TOTAL	3,464,240
		Capital Goods - Building Materials—0.6%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	722,300
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	276,375
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	174,828
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	393,597
		TOTAL	1,567,100
		Capital Goods - Construction Machinery—0.5%
1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,133,254
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—1.3%
$1,045,000		Harsco Corp., 5.75%, 5/15/2018	$1,078,963
800,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	798,289
1,190,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,302,018
		TOTAL	3,179,270
		Communications - Cable & Satellite—2.6%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,180,633
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,122,164
2,000,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	2,155,284
800,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	992,798
		TOTAL	6,450,879
		Communications - Media & Entertainment—2.1%
300,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	293,014
750,000		CBS Corp., 3.70%, 8/15/2024	733,202
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	402,780
1,679,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,693,728
200,000	[1,2]	McGraw Hill Financial, Inc, Unsecd. Note, Series 144A, 4.00%, 6/15/2025	200,064
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	598,789
250,000		Viacom, Inc., 2.50%, 9/1/2018	252,652
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	897,727
		TOTAL	5,071,956
		Communications - Telecom Wireless—2.6%
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,058,344
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,456,696
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	745,977
		TOTAL	6,261,017
		Communications - Telecom Wirelines—2.5%
700,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	686,361
900,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	856,292
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,057,500
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	750,010
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	307,092
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	616,113
1,735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,904,173
		TOTAL	6,177,541
		Consumer Cyclical - Automotive—4.0%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	500,001
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	701,460
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	1,332,055
650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	656,143
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	869,736
670,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	661,435
750,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	751,988
460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	470,638
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	921,180
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,038,995
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	758,210
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,018,613
		TOTAL	9,680,454
		Consumer Cyclical - Leisure—0.5%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,103,727
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Lodging—0.3%
$450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	$487,125
275,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	267,901
		TOTAL	755,026
		Consumer Cyclical - Retailers—0.4%
450,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	446,843
450,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	448,235
		TOTAL	895,078
		Consumer Cyclical - Services—0.6%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	313,661
350,000		Expedia, Inc., 4.50%, 8/15/2024	353,175
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	390,209
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	434,149
		TOTAL	1,491,194
		Consumer Non-Cyclical - Food/Beverage—3.0%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	981,945
535,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	500,163
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	499,095
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	693,330
475,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	475,488
475,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	478,638
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,980,622
1,000,000		PepsiCo, Inc., 2.25%, 1/7/2019	1,014,823
250,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	252,465
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	504,837
		TOTAL	7,381,406
		Consumer Non-Cyclical - Health Care—0.8%
890,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	892,990
490,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	488,586
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	497,535
130,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	126,076
		TOTAL	2,005,187
		Consumer Non-Cyclical - Pharmaceuticals—0.6%
475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	470,455
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	296,667
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	304,873
330,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	330,378
		TOTAL	1,402,373
		Consumer Non-Cyclical - Supermarkets—0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	756,675
		Consumer Non-Cyclical - Tobacco—0.5%
290,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	293,439
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	416,516
450,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	455,917
100,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	101,931
		TOTAL	1,267,803
		Energy - Independent—1.2%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	591,503
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	228,240
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,051,200
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	869,600
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	$179,812
		TOTAL	2,920,355
		Energy - Integrated—2.9%
1,300,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,292,798
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,034,601
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	619,883
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	576,230
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,344,360
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	465,772
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	852,345
750,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	723,600
225,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	214,955
		TOTAL	7,124,544
		Energy - Midstream—2.4%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	283,478
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	574,842
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	462,109
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	310,741
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,739,813
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	505,598
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,209,043
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	338,472
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	394,243
		TOTAL	5,818,339
		Energy - Oil Field Services—0.6%
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	462,761
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,064,695
		TOTAL	1,527,456
		Energy - Refining—0.6%
275,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	270,543
215,000		Valero Energy Corp., 7.50%, 4/15/2032	266,236
240,000		Valero Energy Corp., 9.375%, 3/15/2019	295,416
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	717,311
		TOTAL	1,549,506
		Financial Institution - Banking—19.5%
750,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	752,559
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,215,484
450,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	443,568
725,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	726,483
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	502,238
1,000,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,012,039
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,003,429
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	899,086
975,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	977,490
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,196,138
700,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	676,455
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	596,938
700,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	699,400
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	549,317
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	693,916
Semi-Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	$619,397
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	340,101
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,118,292
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	668,814
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	161,137
735,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	941,305
910,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	929,611
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	543,876
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,066,771
200,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	198,584
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	398,229
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,060,332
500,000		Goldman Sachs Group, Inc., 2.60%, 4/23/2020	497,392
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 1/23/2025	969,490
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,840,692
250,000		Huntington National Bank, Sr. Unsecd. Note, 1.70%, 2/26/2018	248,528
600,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	596,656
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	250,924
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,071,635
2,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,942,842
260,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	244,495
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	410,275
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	254,005
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,522,618
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	633,042
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,101,175
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	560,622
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,255,116
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,002,276
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,216,654
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	425,198
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.936%, 3/29/2049	1,368,750
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,409,766
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	698,561
530,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	533,084
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,302,912
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,203,487
		TOTAL	47,551,184
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	187,236
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	369,984
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	105,838
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	387,038
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	870,899
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	390,880
835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	957,159
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	92,261
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	214,785
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	293,362
190,000		Stifel Financial Corp., 4.25%, 7/18/2024	187,817
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	$507,615
450,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	453,426
		TOTAL	5,018,300
		Financial Institution - Finance Companies—3.4%
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,556,429
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	563,270
487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	483,728
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	1,651,131
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	403,220
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,504,355
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,046,500
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,078,939
		TOTAL	8,287,572
		Financial Institution - Insurance - Life—5.1%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	933,169
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	734,300
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	830,506
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,186,551
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	613,562
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	304,475
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,901,553
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,539,830
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	499,788
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	462,650
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	307,531
235,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	232,046
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	388,047
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,086,957
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	329,440
		TOTAL	12,350,405
		Financial Institution - Insurance - P&C—2.3%
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	300,326
330,000		CNA Financial Corp., 6.50%, 8/15/2016	349,112
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	774,869
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,231,757
500,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	483,211
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,501,471
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,079,158
		TOTAL	5,719,904
		Financial Institution - REIT - Apartment—0.6%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	642,427
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	531,389
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	320,596
		TOTAL	1,494,412
		Financial Institution - REIT - Healthcare—0.6%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,097,020
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	483,043
		TOTAL	1,580,063
		Financial Institution - REIT - Office—0.9%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	474,295
Semi-Annual Shareholder Report
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—continued
$680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	$688,471
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	227,116
700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	738,611
		TOTAL	2,128,493
		Financial Institution - REIT - Other—0.8%
750,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	766,307
600,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	615,923
163,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	188,332
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	452,021
		TOTAL	2,022,583
		Financial Institution - REIT - Retail—1.2%
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	967,110
450,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	445,130
921,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	998,823
500,000		Simon Property Group LP, 6.125%, 5/30/2018	561,737
		TOTAL	2,972,800
		Financial Institution - REIT—0.2%
445,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	441,912
		Municipal Services—1.2%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	974,494
1,785,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,915,073
		TOTAL	2,889,567
		Sovereign—0.7%
560,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	565,770
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	346,621
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	705,500
		TOTAL	1,617,891
		Technology—5.8%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	484,140
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	406,101
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	942,544
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	395,695
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	239,174
400,000		Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	397,801
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	124,653
500,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	477,624
600,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	601,180
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,111,500
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	439,705
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	888,501
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	301,585
650,000		Fiserv, Inc., Sr. Unsecd. Note, 2.70%, 6/1/2020	648,912
130,000	[1,2]	Flextronics International Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2025	129,129
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,053,440
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	702,521
460,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	444,192
300,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	295,466
190,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	184,191
750,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	759,108
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	751,691
Semi-Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	$266,052
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	198,631
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	716,355
250,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	245,046
		TOTAL	14,204,937
		Transportation - Airlines—0.1%
159,347		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	174,581
		Transportation - Railroads—1.5%
82,669		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	93,415
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,136,686
1,250,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,201,071
750,000		Union Pacific Corp., 2.95%, 1/15/2023	751,411
300,000		Union Pacific Corp., Sr. Unsecd. Note, 3.646%, 2/15/2024	308,738
150,000		Union Pacific Corp., Sr. Unsecd. Note, 3.75%, 3/15/2024	157,700
		TOTAL	3,649,021
		Transportation - Services—1.9%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,863,936
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	568,118
1,120,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,159,120
425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	427,403
625,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	650,158
		TOTAL	4,668,735
		Utility - Electric—5.2%
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	854,406
1,126,156		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,141,314
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,020,750
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,275,291
550,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	563,218
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	519,033
220,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	241,091
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	257,756
664,978	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	693,399
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	899,223
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	368,535
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	502,068
1,090,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,147,357
235,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	235,811
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	445,844
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	256,424
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	852,041
66,915		Waterford 3 Funding Corp., 8.09%, 1/2/2017	66,935
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	449,041
		TOTAL	12,789,537
		Utility - Natural Gas—1.9%
350,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	351,449
200,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	197,389
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,023,161
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,484,117
1,200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	1,199,490
Semi-Annual Shareholder Report
9

Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	$296,142
		TOTAL	4,551,748
		TOTAL CORPORATE BONDS (IDENTIFIED COST $224,531,222)	231,946,957
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,529		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,849
		Federal National Mortgage Association—0.0%
88		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	99
		Government National Mortgage Association—0.1%
3,895		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	4,511
5,003		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	5,790
6,415		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	7,478
9,732		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	11,266
13,892		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	16,030
898		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	1,018
9,833		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	11,521
2,768		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	3,205
6,230		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	7,338
20,396		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	23,680
17,285		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	20,025
35,460		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	41,103
1,604		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,878
5,749		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	6,959
		TOTAL	161,802
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $140,924)	163,750
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $410,000)	332,231
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	235,350
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,011,375
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,123,291)	1,246,725
		COLLATERALIZED MORTGAGE OBLIGATION—0.5%
		Commercial Mortgage—0.5%
1,229,916		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.4862%, 8/15/2039 (IDENTIFIED COST $1,220,339)	1,237,537
		REPURCHASE AGREEMENT—2.7%
6,614,000		Interest in $775,000,000 joint repurchase agreement 0.11%, dated 6/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $775,002,368 on 7/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $790,502,416. (AT COST)	6,614,000
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $234,039,776)[3]	241,541,200
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	2,341,441
		TOTAL NET ASSETS—100%	$243,882,641
Semi-Annual Shareholder Report
10

At June 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
5U.S. Treasury Note 5-Year Long Futures	68	$8,109,531	September 2015	$11,003
5U.S. Treasury Long Bond Short Futures	76	$11,464,125	September 2015	$79,532
5U.S. Treasury Ultra Bond Short Futures	38	$5,854,375	September 2015	$132,757
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$223,292
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $51,865,805, which represented 21.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2015, these liquid restricted securities amounted to $50,432,638, which represented 20.7% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$231,946,957	$—	$231,946,957
Mortgage-Backed Securities	—	163,750	—	163,750
Municipal Bond	—	332,231	—	332,231
Foreign Governments/Agencies	—	1,246,725	—	1,246,725
Collateralized Mortgage Obligation	—	1,237,537	—	1,237,537
Repurchase Agreement	—	6,614,000	—	6,614,000
TOTAL SECURITIES	$—	$241,541,200	$—	$241,541,200
OTHER FINANCIAL INSTRUMENTS*	$223,292	$—	$—	$223,292
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.42	$11.43	$11.80	$11.21	$11.55	$11.20
Income From Investment Operations:
Net investment income[1]	0.18	0.40	0.41	0.44	0.50	0.52
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)	0.03	(0.29)	0.62	(0.24)	0.40
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.43	0.12	1.06	0.26	0.92
Less Distributions:
Distributions from net investment income	(0.43)	(0.44)	(0.49)	(0.47)	(0.60)	(0.57)
Net Asset Value, End of Period	$11.07	$11.42	$11.43	$11.80	$11.21	$11.55
Total Return[2]	0.67%	3.79%	1.04%	9.72%	2.27%	8.50%
Ratios to Average Net Assets:
Net expenses	0.73%[3]	0.73%	0.73%	0.73%	0.70%	0.70%
Net investment income	3.27%[3]	3.53%	3.55%	3.86%	4.44%	4.61%
Expense waiver/reimbursement[4]	0.05%[3]	0.04%	0.06%	0.03%	0.06%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$212,596	$220,355	$230,647	$255,527	$265,952	$214,644
Portfolio turnover	8%	18%	23%	37%	35%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2015	Year Ended December 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.37	$11.38	$11.75	$11.16	$11.50	$11.15
Income From Investment Operations:
Net investment income[1]	0.17	0.38	0.38	0.41	0.48	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)	0.01	(0.29)	0.62	(0.25)	0.40
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.39	0.09	1.03	0.23	0.89
Less Distributions:
Distributions from net investment income	(0.40)	(0.40)	(0.46)	(0.44)	(0.57)	(0.54)
Net Asset Value, End of Period	$11.05	$11.37	$11.38	$11.75	$11.16	$11.50
Total Return[2]	0.65%	3.51%	0.75%	9.45%	1.99%	8.28%
Ratios to Average Net Assets:
Net expenses	0.98%[3]	0.98%	0.98%	0.98%	0.95%	0.95%
Net investment income	3.02%[3]	3.29%	3.29%	3.62%	4.21%	4.36%
Expense waiver/reimbursement[4]	0.05%[3]	0.04%	0.06%	0.03%	0.06%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,287	$33,857	$38,536	$47,074	$52,191	$63,962
Portfolio turnover	8%	18%	23%	37%	35%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2015 (unaudited)
Assets:
Total investment in securities, at value (identified cost $234,039,776)		$241,541,200
Cash		192
Restricted cash (Note 2)		370,976
Income receivable		2,542,969
Receivable for investments sold		460,789
Receivable for shares sold		101,957
Receivable for daily variation margin		4,468
TOTAL ASSETS		245,022,551
Liabilities:
Payable for investments purchased	$948,290
Payable for shares redeemed	146,802
Payable for distribution services fee (Note 5)	6,497
Accrued expenses (Note 5)	38,321
TOTAL LIABILITIES		1,139,910
Net assets for 22,033,553 shares outstanding		$243,882,641
Net Assets Consist of:
Paid-in capital		$234,392,664
Net unrealized appreciation of investments and futures contracts		7,724,716
Accumulated net realized loss on investments and futures contracts		(2,250,416)
Undistributed net investment income		4,015,677
TOTAL NET ASSETS		$243,882,641
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$212,595,920 ÷ 19,201,073 shares outstanding, no par value, unlimited shares authorized		$11.07
Service Shares:
$31,286,721 ÷ 2,832,480 shares outstanding, no par value, unlimited shares authorized		$11.05
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2015 (unaudited)
Investment Income:
Interest		$4,971,498
Expenses:
Investment adviser fee (Note 5)	$745,504
Administrative fee (Note 5)	97,205
Custodian fees	6,410
Transfer agent fee	12,529
Directors'/Trustees' fees (Note 5)	1,317
Auditing fees	11,984
Legal fees	4,627
Portfolio accounting fees	55,087
Distribution services fee (Note 5)	40,824
Printing and postage	30,645
Miscellaneous (Note 5)	4,393
TOTAL EXPENSES	1,010,525
Waiver of investment adviser fee (Note 5)	(56,583)
Net expenses		953,942
Net investment income		4,017,556
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		1,859,852
Net realized loss on futures contracts		(408,246)
Net change in unrealized appreciation of investments		(4,950,133)
Net change in unrealized depreciation of futures contracts		1,308,395
Net realized and unrealized loss on investments and futures contracts		(2,190,132)
Change in net assets resulting from operations		$1,827,424
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2015	Year Ended 12/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,017,556	$9,266,245
Net realized gain (loss) on investments and futures contracts	1,451,606	(2,073,574)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(3,641,738)	2,748,349
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,827,424	9,941,020
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(8,119,140)	(8,630,882)
Service Shares	(1,147,215)	(1,321,729)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,266,355)	(9,952,611)
Share Transactions:
Proceeds from sale of shares	7,229,712	17,000,776
Net asset value of shares issued to shareholders in payment of distributions declared	9,266,355	9,952,611
Cost of shares redeemed	(19,386,260)	(41,913,330)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,890,193)	(14,959,943)
Change in net assets	(10,329,124)	(14,971,534)
Net Assets:
Beginning of period	254,211,765	269,183,299
End of period (including undistributed net investment income of $4,015,677 and $9,264,476, respectively)	$243,882,641	$254,211,765
See Notes which are an integral part of the Financial Statements
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16

Notes to Financial Statements
June 30, 2015 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage yield curve and duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $21,681,737 and $43,079,884, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,103,727
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999–9/29/1999	$248,411	$329,440
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$223,292*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(408,246)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,308,395
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2015		Year Ended 12/31/2014
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	601,555	$6,808,103	1,374,350	$15,753,134
Shares issued to shareholders in payment of distributions declared	726,870	8,119,140	770,614	8,630,882
Shares redeemed	(1,427,641)	(16,177,775)	(3,026,001)	(34,660,458)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(99,216)	$(1,250,532)	(881,037)	$(10,276,442)

	Six Months Ended 6/30/2015		Year Ended 12/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	37,019	$421,609	108,783	$1,247,642
Shares issued to shareholders in payment of distributions declared	102,889	1,147,215	118,223	1,321,729
Shares redeemed	(284,290)	(3,208,485)	(635,688)	(7,252,872)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(144,382)	$(1,639,661)	(408,682)	$(4,683,501)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(243,598)	$(2,890,193)	(1,289,719)	$(14,959,943)
4. FEDERAL TAX INFORMATION
At June 30, 2015, the cost of investments for federal tax purposes was $234,039,776. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $7,501,424. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,401,972 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,900,548.
At December 31, 2014, the Fund had a capital loss carryforward of $4,786,895 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$2,842,658	$385,633	$3,228,291
2017	$1,558,604	NA	$1,558,604
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the Adviser voluntarily waived $56,583 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$40,824
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2015, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2015, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur the fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.73% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2015, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $241,448.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2015, were as follows:
Purchases	$19,559,798
Sales	$26,186,184
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2015, there were no outstanding loans. During the six months ended June 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,006.70	$3.63
Service Shares	$1,000	$1,006.50	$4.88
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.17	$3.66
Service Shares	$1,000	$1,019.93	$4.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.73%
Service Shares	0.98%
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Evaluation and Approval of Advisory Contract–May 2015
Federated Quality Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them
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(including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Quality Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 13, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 13, 2015